UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series®

[photo of a man standing on a rock - trees in front of him]
Special feature

Tune out the noise

▶ See page 8

Annual report for the year ended October 31, 2011

American Funds Target Date Retirement Series seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2011 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series’ prospectus dated January 1, 2012 (unaudited).

			Gross	Net
			expense	expense
Class A shares	1 year	Lifetime*	ratio	ratio

American Funds 2055 Target Date Retirement Fund®	–8.70%	–1.10%	1.16%	0.79%
American Funds 2050 Target Date Retirement Fund®	–8.59	–2.59	0.89	0.79
American Funds 2045 Target Date Retirement Fund®	–8.64	–2.60	0.89	0.79
American Funds 2040 Target Date Retirement Fund®	–8.54	–2.58	0.87	0.77
American Funds 2035 Target Date Retirement Fund®	–8.40	–2.54	0.87	0.77
American Funds 2030 Target Date Retirement Fund®	–8.15	–2.45	0.88	0.78
American Funds 2025 Target Date Retirement Fund®	–7.53	–2.40	0.86	0.76
American Funds 2020 Target Date Retirement Fund®	–6.13	–1.83	0.85	0.75
American Funds 2015 Target Date Retirement Fund®	–5.28	–1.08	0.83	0.73
American Funds 2010 Target Date Retirement Fund®	–4.40	–0.65	0.84	0.74

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series’ prospectus dated January 1, 2012 (unaudited). The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, the investment adviser has for the most recent fiscal year reimbursed certain expenses for the R-1 share class of the other target date funds, which reimbursements will be discontinued effective January 1, 2012. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver and any current reimbursements, without which they would be higher. It is expected that the waiver for all funds and the reimbursements for American Funds 2055 Target Date Retirement Fund will be in effect at least through December 31, 2012. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees. See the series’ prospectus for details.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities FundSM are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

We welcome the opportunity to present the American Funds Target Date Retirement Series annual report for the fiscal year ended October 31, 2011.

Given an unsettled economic backdrop and sharp volatility in the equity market, we’re pleased to report that all of the funds in the series posted positive total returns ranging from 2.1% to 4.2% for the year ended October 31, 2011.

We remind our investors that these funds are built for long-term retirement investing. A single year’s results should be placed into proper context. Saving for retirement could — and most often does — entail several decades of accumulating assets. Likewise, living in retirement may involve 20 or 30 years. Given this lengthy investment horizon, investors are encouraged to maintain a long-term perspective.

The economy

Worldwide economic growth was subdued during the period due to a number of troubling issues. In the United States, stubborn unemployment, a rising budget deficit, Congress’s wrangling over the debt ceiling and Standard & Poor’s decision to downgrade the U.S. government’s credit rating weighed on an already struggling economy. Second quarter 2011 real gross domestic product (GDP) growth was 1.3%, while third quarter growth was about 2.0% — still well below the rate needed to ignite jobs growth. Unemployment was uncomfortably high at 9.0% at fiscal year-end, putting downward pressure on consumer spending. Inflation was moderate, with the Consumer Price Index, a key measure of inflation, increasing to 3.5% over the 12 months ended October 31.

Concerns about Europe’s debt crisis ebbed and flowed throughout the year. Euro zone governments wrestled with the issue of how to head-off a default in Greece and debated how to shore up Italy, Spain, Portugal and Ireland.

The stock market

The U.S. stock market was rocked by significant ups and downs. Although equities increased a solid 8.1% (as measured by the unmanaged Standard & Poor’s 500 Composite Index, a benchmark for the broad domestic stock market), it was not a smooth ride for investors. The market rallied nicely in the first six months thanks to upbeat economic news, then swooned around summer as anxiety peaked concerning the financial stability of Greece. Stocks bounced back strongly in October as European worries periodically eased, with the market posting double-digit gains.

Small-company stocks didn’t fare as well as their larger brethren, with the unmanaged Russell 2000 Index (a benchmark for small-capitalization stocks) moving up 6.7%.

[photo of a man standing on a rock - trees in front of him]

[Begin Sidebar]
In this report

Special feature

8	Tune out the noise
A look at the causes of recent stock market shocks, and a discussion of how target date funds can help quiet some of the noise and ease the impact of volatility.

Contents

1	Letter to investors

4	The value of a $10,000 investment

7	Investment strategy for American Funds Target Date Retirement Series

12	Investment portfolios

22	Financial statements

58	Board of trustees and other officers
[End Sidebar]

Saving for retirement could — and most often does — entail several decades of accumulating assets. Likewise, living in retirement may involve 20 or 30 years. Given this lengthy investment horizon, investors are encouraged to maintain a long-term perspective.

Results at a glance (for periods ended October 31, 2011, with all distributions reinvested)

		Average annual
		total returns
	Total returns	Lifetime
	1 year	(since 2/1/07)
American Funds Target Date Retirement Series (Class A shares):
2055 Fund	2.11%	7.55	%*
2050 Fund	2.18	0.47
2045 Fund	2.15	0.48
2040 Fund	2.15	0.49
2035 Fund	2.25	0.49
2030 Fund	2.44	0.57
2025 Fund	2.79	0.48
2020 Fund	3.50	0.80
2015 Fund	3.74	1.33
2010 Fund	4.17	1.61
Standard & Poor’s 500 Composite Index	8.07	–0.85
MSCI World ex USA Index	–3.25	–3.03
Barclays Capital U.S. Aggregate Index	5.00	6.65
Lipper Mixed-Asset Target Indexes:
2050+ Funds Index	3.82	–1.28	†
2045 Funds Index	3.55	–1.23	†
2040 Funds Index	2.98	–0.89
2035 Funds Index	3.16	–0.93	†
2030 Funds Index	3.61	–0.06
2025 Funds Index	3.88	–0.23	†
2020 Funds Index	4.41	1.62
2015 Funds Index	3.89	1.88
2010 Funds Index	4.60	2.53

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market results. The Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments.

*For the period February 1, 2010, commencement of operations, through October 31, 2011.
† The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

[Begin Sidebar]
We take this opportunity to thank James B. Lovelace for his years of leadership and service as Vice Chairman of the Board of American Funds Target Date Retirement Series. While James will continue to serve on the Portfolio Oversight Committee, John H. Smet has assumed the responsibilities of Vice Chairman of the Board beginning with the 2011 fiscal year. Both James and John have been with the series since its inception.
[End Sidebar]

Not surprisingly, results for international markets were negatively impacted by the situation in Europe. The unmanaged MSCI World ex USA Index (a leading benchmark for developed markets outside North America) was down 3.2% for the fiscal year.

The bond market

Interest rates, and in particular, short-term interest rates, remained near historic lows. The Federal Reserve maintained its target federal funds rate (the rate banks charge each other for overnight loans) at 0.00% to 0.25%. In addition, the central bank indicated that this rate was likely to remain exceptionally low through at least mid-2013.

The ongoing low interest rate environment helped to boost results in the bond market. The unmanaged Barclays Capital U.S. Aggregate Index (a measure of the broad fixed-income market) gained 5.0% over the 12-month period. The government, municipal and high-yield sectors all realized positive results, with corporate investment-grade bonds leading the way — demonstrated by the 6.1% return of the unmanaged Barclays Capital U.S. Corporate Investment Grade Index.

The series

The 10 funds in the series are available to retirement investors through retirement plans, such as 401(k) plans, as well as individual retirement accounts (IRAs). Each fund is made up of a diversified blend of individual American Funds. This broad mix of underlying funds — with varied objectives (e.g., growth, income) and asset types (e.g., stocks, bonds) — may help dampen the effects of a market downturn.

Given the tumult in the stock market and the steady performance of the bond market, the funds’ asset mix helped smooth out the bumps for investors. Nearer dated funds (such as the 2010 Fund), which have more of an income focus, generally outpaced the results of later dated funds in the series, which are more dedicated to growth.

For more information on how the funds’ diversification can help benefit investors, we invite you to read the article “Tune out the noise” that begins on page 8.

Looking ahead

While short-term difficulties undoubtedly lie ahead, we remain optimistic about the long term. We are confident that our time-tested process, which focuses on fundamental investing with a global perspective, will serve the series well.

As always, we encourage all of our investors to stay committed to long-term investing and to maintain a diversified portfolio of investments.

We thank you for placing your trust in American Funds. We look forward to keeping you informed as we handle the challenges and opportunities to come.

Cordially,

/s/ John H. Smet

John H. Smet
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

December 9, 2011

For current information about the series, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace, chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

The value of a $10,000 investment
(for periods ended October 31, 2011, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2055 Fund

[begin mountain chart]
fiscal quarter end	2055 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2010	9,425	10,000	10,000
4/30/2010	10,047	10,948	10,061
7/31/2010	9,642	10,216	10,061
10/31/2010	10,481	11,030	10,093
1/31/2011	11,029	12,048	10,163
4/30/2011	11,759	12,834	10,379
7/31/2011	11,250	12,224	10,426
10/31/2011	10,702	11,920	10,449
[end mountain chart]

Average annual total return4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/10)

Class A shares	–3.77%	3.97%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

[begin mountain chart]
fiscal quarter end	2050 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,728	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,126	9,029	10,867
10/31/2008	6,823	6,944	10,699
1/31/2009	6,156	5,965	10,431
4/30/2009	6,721	6,352	10,535
7/31/2009	7,718	7,228	10,639
10/31/2009	8,141	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,061	8,818	10,770
7/31/2010	8,689	8,229	10,770
10/31/2010	9,433	8,885	10,805
1/31/2011	9,926	9,704	10,880
4/30/2011	10,587	10,338	11,111
7/31/2011	10,129	9,846	11,161
10/31/2011	9,638	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*

		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.73%	–0.77%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

[begin mountain chart]
fiscal quarter end	2035 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,793	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,729	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,127	9,029	10,867
10/31/2008	6,826	6,944	10,699
1/31/2009	6,167	5,965	10,431
4/30/2009	6,730	6,352	10,535
7/31/2009	7,724	7,228	10,639
10/31/2009	8,146	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,056	8,818	10,770
7/31/2010	8,697	8,229	10,770
10/31/2010	9,436	8,885	10,805
1/31/2011	9,921	9,704	10,880
4/30/2011	10,584	10,338	11,111
7/31/2011	10,142	9,846	11,161
10/31/2011	9,648	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.63%	–0.75%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

[begin mountain chart]
fiscal quarter end	2030 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,934	10,156	10,291
10/31/2007	10,735	10,863	10,322
1/31/2008	9,712	9,717	10,428
4/30/2008	9,827	9,816	10,613
7/31/2008	9,120	9,029	10,867
10/31/2008	6,838	6,944	10,699
1/31/2009	6,196	5,965	10,431
4/30/2009	6,748	6,352	10,535
7/31/2009	7,732	7,228	10,639
10/31/2009	8,154	7,624	10,680
1/31/2010	8,415	7,941	10,705
4/30/2010	9,062	8,818	10,770
7/31/2010	8,713	8,229	10,770
10/31/2010	9,452	8,885	10,805
1/31/2011	9,923	9,704	10,880
4/30/2011	10,583	10,338	11,111
7/31/2011	10,154	9,846	11,161
10/31/2011	9,683	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.43%	–0.68%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

[begin mountain chart]
fiscal quarter end	2045 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,726	9,717	10,428
4/30/2008	9,850	9,816	10,613
7/31/2008	9,125	9,029	10,867
10/31/2008	6,824	6,944	10,699
1/31/2009	6,155	5,965	10,431
4/30/2009	6,724	6,352	10,535
7/31/2009	7,711	7,228	10,639
10/31/2009	8,140	7,624	10,680
1/31/2010	8,398	7,941	10,705
4/30/2010	9,060	8,818	10,770
7/31/2010	8,693	8,229	10,770
10/31/2010	9,436	8,885	10,805
1/31/2011	9,922	9,704	10,880
4/30/2011	10,592	10,338	11,111
7/31/2011	10,131	9,846	11,161
10/31/2011	9,639	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.77%	–0.77%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

[begin mountain chart]
fiscal quarter end	2040 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,722	9,717	10,428
4/30/2008	9,847	9,816	10,613
7/31/2008	9,130	9,029	10,867
10/31/2008	6,819	6,944	10,699
1/31/2009	6,161	5,965	10,431
4/30/2009	6,722	6,352	10,535
7/31/2009	7,714	7,228	10,639
10/31/2009	8,145	7,624	10,680
1/31/2010	8,399	7,941	10,705
4/30/2010	9,064	8,818	10,770
7/31/2010	8,696	8,229	10,770
10/31/2010	9,443	8,885	10,805
1/31/2011	9,928	9,704	10,880
4/30/2011	10,597	10,338	11,111
7/31/2011	10,137	9,846	11,161
10/31/2011	9,646	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.69%	–0.76%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

[begin mountain chart]
fiscal quarter end	2025 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,925	10,156	10,291
10/31/2007	10,716	10,863	10,322
1/31/2008	9,715	9,717	10,428
4/30/2008	9,820	9,816	10,613
7/31/2008	9,113	9,029	10,867
10/31/2008	6,878	6,944	10,699
1/31/2009	6,244	5,965	10,431
4/30/2009	6,778	6,352	10,535
7/31/2009	7,726	7,228	10,639
10/31/2009	8,140	7,624	10,680
1/31/2010	8,387	7,941	10,705
4/30/2010	8,997	8,818	10,770
7/31/2010	8,687	8,229	10,770
10/31/2010	9,379	8,885	10,805
1/31/2011	9,821	9,704	10,880
4/30/2011	10,436	10,338	11,111
7/31/2011	10,055	9,846	11,161
10/31/2011	9,641	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–3.08%	–0.77%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

3Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

4In addition to waiving its 0.10% management fee, the series’ investment adviser has reimbursed certain expenses. It is expected that the waiver and reimbursements will be in effect through at least December 31, 2011. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the series' board of trustees. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 40 to 50 for details.

2020 Fund

[begin mountain chart]
fiscal quarter end	2020 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,896	10,156	10,291
10/31/2007	10,650	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,830	9,816	10,613
7/31/2008	9,161	9,029	10,867
10/31/2008	7,050	6,944	10,699
1/31/2009	6,459	5,965	10,431
4/30/2009	6,964	6,352	10,535
7/31/2009	7,882	7,228	10,639
10/31/2009	8,296	7,624	10,680
1/31/2010	8,556	7,941	10,705
4/30/2010	9,063	8,818	10,770
7/31/2010	8,856	8,229	10,770
10/31/2010	9,456	8,885	10,805
1/31/2011	9,797	9,704	10,880
4/30/2011	10,343	10,338	11,111
7/31/2011	10,054	9,846	11,161
10/31/2011	9,787	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–2.48%	–0.45%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

[begin mountain chart]
fiscal quarter end	2015 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,840	10,156	10,291
10/31/2007	10,518	10,863	10,322
1/31/2008	9,759	9,717	10,428
4/30/2008	9,845	9,816	10,613
7/31/2008	9,261	9,029	10,867
10/31/2008	7,290	6,944	10,699
1/31/2009	6,782	5,965	10,431
4/30/2009	7,226	6,352	10,535
7/31/2009	8,126	7,228	10,639
10/31/2009	8,540	7,624	10,680
1/31/2010	8,822	7,941	10,705
4/30/2010	9,268	8,818	10,770
7/31/2010	9,123	8,229	10,770
10/31/2010	9,674	8,885	10,805
1/31/2011	9,960	9,704	10,880
4/30/2011	10,445	10,338	11,111
7/31/2011	10,229	9,846	11,161
10/31/2011	10,035	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–2.25%	0.07%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

[begin mountain chart]
fiscal quarter end	2010 Fund	S&P 500 Index2	Consumer Price Index3

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,802	10,156	10,291
10/31/2007	10,443	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,801	9,816	10,613
7/31/2008	9,245	9,029	10,867
10/31/2008	7,375	6,944	10,699
1/31/2009	6,912	5,965	10,431
4/30/2009	7,330	6,352	10,535
7/31/2009	8,205	7,228	10,639
10/31/2009	8,623	7,624	10,680
1/31/2010	8,924	7,941	10,705
4/30/2010	9,321	8,818	10,770
7/31/2010	9,258	8,229	10,770
10/31/2010	9,761	8,885	10,805
1/31/2011	9,972	9,704	10,880
4/30/2011	10,417	10,338	11,111
7/31/2011	10,276	9,846	11,161
10/31/2011	10,168	9,601	11,186
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2011)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	–1.82%	0.35%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

3Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

4In addition to waiving its 0.10% management fee, the series’ investment adviser has reimbursed certain expenses. It is expected that the waiver and reimbursements will be in effect through at least December 31, 2011. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the series' board of trustees. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 40 to 50 for details.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 12 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2011. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

[begin bar chart]
Target Date Portfolio	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	20	15	5
Growth-and-income funds	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bond funds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60
[end bar chart]

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals.

Tune out the noise

[photo of a leaf]
The volatility that roiled the stock market through much of the summer months shook the resolve of more than a few investors. It didn’t help that the media’s attention to the market’s every move — up or down — created a haze of confusing sounds. We’d like to explore the causes of these recent stock market shocks, and discuss how target date funds can help quiet some of the noise and ease the impact of volatility.

[Begin Pull Quote]
“Focusing too narrowly on near-term results rather than long-term investment goals makes it easier to get caught up in the noise of moment-by-moment market gyrations and unsettling daily headlines.”
— Jim Lovelace, portfolio counselor
[End Pull Quote]

A very bumpy ride

Short-term volatility has always been an inherent part of investing. Nowadays, however, there are considerably more bumpy days than there were in the past. For example, since 1945, less than 20% of the stock market’s trading days saw intraday swings of plus or minus 1%. In 2011, that level of unpredictability has been seen on about one-third of all trading days. It peaked during the financial crisis of late-2008 to early-2009; nonetheless, it’s still well above average.

Understanding the causes

Investors are scratching their heads wondering what’s causing these bounces. While it’s hard to say for sure, Elizabeth O’Connor, an economist and vice president of Capital Strategy Research, Inc., points to two key factors: the change in the makeup of market participants and “uncertainty shocks.”

An altered landscape

The financial marketplace has undergone a major transformation in recent years, as both “market makers” (firms that hold shares of securities in order to facilitate trading) and “market participants” (investors) have changed considerably.

In the past, the key market makers were New York Stock Exchange “specialists” — firms that stepped in as buyers or sellers of last resort for securities. In addition, proprietary trading desks at investment banks bought and sold securities for their firm’s own account. These two groups are less prevalent today; human specialists have given way to electronic trading, while proprietary trading is winding down at some banks in advance of compliance with the “Volcker Rule,” which restricts certain transactions.

The participants themselves have changed. Long-term investors, like mutual funds, were the dominant players in the past. A larger share of equity trading is now attributable to short-term traders. Exchange-traded funds (ETFs) — investment pools that track an index — have soared in popularity. In fact, they now hold more than $1 trillion in assets and account for 20% to 40% of daily stock exchange volume. When you add in “algorithmic” and other “high-frequency” traders, short-term trading now accounts for around half of the stock market’s volume. Used by Wall Street banks, hedge funds and other investors, these powerful, computer-driven programs scoop up hundreds or thousands of shares in a single transaction and unload them quickly afterwards. While high-speed trading can’t necessarily be blamed for all of the recent turbulence, the current thinking is that it has exacerbated market volatility.

[photo of leaves]
[Begin Sidebar]
Don’t lose perspective

Volatility has always been part of investing in the stock market. What’s important is staying the course and keeping a long-term perspective. The charts below show what happened to U.S. stocks during the past 30 years. What’s the difference? The investor’s perspective.

Short-term perspective

The chart below traces the monthly total returns of Standard & Poor’s 500 Composite Index over the 30-year period ended 12/31/10. For an investor with a short-term perspective, the market may have seemed uncomfortable and frustrating.

Monthly total returns of a hypothetical $1,000 investment (12/31/1980–12/31/2010)

[begin chart]
S&P 500 Composite Index Monthly Dividends
01/01/1981 - 01/31/1981	-4.18%
02/01/1981 - 02/28/1981	1.74%
03/01/1981 - 03/31/1981	4.00%
04/01/1981 - 04/30/1981	-1.93%
05/01/1981 - 05/31/1981	0.26%
06/01/1981 - 06/30/1981	-0.63%
07/01/1981 - 07/31/1981	0.21%
08/01/1981 - 08/31/1981	-5.77%
09/01/1981 - 09/30/1981	-4.93%
10/01/1981 - 10/31/1981	5.40%
11/01/1981 - 11/30/1981	4.13%
12/01/1981 - 12/31/1981	-2.56%
01/01/1982 - 01/31/1982	-1.31%
02/01/1982 - 02/28/1982	-5.59%
03/01/1982 - 03/31/1982	-0.52%
04/01/1982 - 04/30/1982	4.52%
05/01/1982 - 05/31/1982	-3.41%
06/01/1982 - 06/30/1982	-1.50%
07/01/1982 - 07/31/1982	-1.78%
08/01/1982 - 08/31/1982	12.14%
09/01/1982 - 09/30/1982	1.25%
10/01/1982 - 10/31/1982	11.51%
11/01/1982 - 11/30/1982	4.04%
12/01/1982 - 12/31/1982	1.93%
01/01/1983 - 01/31/1983	3.72%
02/01/1983 - 02/28/1983	2.29%
03/01/1983 - 03/31/1983	3.69%
04/01/1983 - 04/30/1983	7.88%
05/01/1983 - 05/31/1983	-0.87%
06/01/1983 - 06/30/1983	3.89%
07/01/1983 - 07/31/1983	-2.95%
08/01/1983 - 08/31/1983	1.50%
09/01/1983 - 09/30/1983	1.38%
10/01/1983 - 10/31/1983	-1.16%
11/01/1983 - 11/30/1983	2.11%
12/01/1983 - 12/31/1983	-0.52%
01/01/1984 - 01/31/1984	-0.56%
02/01/1984 - 02/29/1984	-3.52%
03/01/1984 - 03/31/1984	1.73%
04/01/1984 - 04/30/1984	0.95%
05/01/1984 - 05/31/1984	-5.54%
06/01/1984 - 06/30/1984	2.17%
07/01/1984 - 07/31/1984	-1.24%
08/01/1984 - 08/31/1984	11.04%
09/01/1984 - 09/30/1984	0.02%
10/01/1984 - 10/31/1984	0.39%
11/01/1984 - 11/30/1984	-1.12%
12/01/1984 - 12/31/1984	2.63%
01/01/1985 - 01/31/1985	7.79%
02/01/1985 - 02/28/1985	1.22%
03/01/1985 - 03/31/1985	0.07%
04/01/1985 - 04/30/1985	-0.09%
05/01/1985 - 05/31/1985	5.78%
06/01/1985 - 06/30/1985	1.57%
07/01/1985 - 07/31/1985	-0.15%
08/01/1985 - 08/31/1985	-0.85%
09/01/1985 - 09/30/1985	-3.13%
10/01/1985 - 10/31/1985	4.62%
11/01/1985 - 11/30/1985	6.86%
12/01/1985 - 12/31/1985	4.84%
01/01/1986 - 01/31/1986	0.56%
02/01/1986 - 02/28/1986	7.47%
03/01/1986 - 03/31/1986	5.58%
04/01/1986 - 04/30/1986	-1.13%
05/01/1986 - 05/31/1986	5.32%
06/01/1986 - 06/30/1986	1.69%
07/01/1986 - 07/31/1986	-5.59%
08/01/1986 - 08/31/1986	7.42%
09/01/1986 - 09/30/1986	-8.27%
10/01/1986 - 10/31/1986	5.77%
11/01/1986 - 11/30/1986	2.43%
12/01/1986 - 12/31/1986	-2.55%
01/01/1987 - 01/31/1987	13.47%
02/01/1987 - 02/28/1987	3.95%
03/01/1987 - 03/31/1987	2.89%
04/01/1987 - 04/30/1987	-0.89%
05/01/1987 - 05/31/1987	0.87%
06/01/1987 - 06/30/1987	5.05%
07/01/1987 - 07/31/1987	5.07%
08/01/1987 - 08/31/1987	3.73%
09/01/1987 - 09/30/1987	-2.19%
10/01/1987 - 10/31/1987	-21.54%
11/01/1987 - 11/30/1987	-8.24%
12/01/1987 - 12/31/1987	7.61%
01/01/1988 - 01/31/1988	4.20%
02/01/1988 - 02/29/1988	4.64%
03/01/1988 - 03/31/1988	-3.08%
04/01/1988 - 04/30/1988	1.11%
05/01/1988 - 05/31/1988	0.85%
06/01/1988 - 06/30/1988	4.59%
07/01/1988 - 07/31/1988	-0.38%
08/01/1988 - 08/31/1988	-3.39%
09/01/1988 - 09/30/1988	4.26%
10/01/1988 - 10/31/1988	2.78%
11/01/1988 - 11/30/1988	-1.43%
12/01/1988 - 12/31/1988	1.74%
01/01/1989 - 01/31/1989	7.32%
02/01/1989 - 02/28/1989	-2.49%
03/01/1989 - 03/31/1989	2.33%
04/01/1989 - 04/30/1989	5.19%
05/01/1989 - 05/31/1989	4.03%
06/01/1989 - 06/30/1989	-0.56%
07/01/1989 - 07/31/1989	9.02%
08/01/1989 - 08/31/1989	1.95%
09/01/1989 - 09/30/1989	-0.41%
10/01/1989 - 10/31/1989	-2.32%
11/01/1989 - 11/30/1989	2.03%
12/01/1989 - 12/31/1989	2.40%
01/01/1990 - 01/31/1990	-6.71%
02/01/1990 - 02/28/1990	1.29%
03/01/1990 - 03/31/1990	2.65%
04/01/1990 - 04/30/1990	-2.49%
05/01/1990 - 05/31/1990	9.73%
06/01/1990 - 06/30/1990	-0.67%
07/01/1990 - 07/31/1990	-0.32%
08/01/1990 - 08/31/1990	-9.03%
09/01/1990 - 09/30/1990	-4.86%
10/01/1990 - 10/31/1990	-0.42%
11/01/1990 - 11/30/1990	6.45%
12/01/1990 - 12/31/1990	2.78%
01/01/1991 - 01/31/1991	4.34%
02/01/1991 - 02/28/1991	7.14%
03/01/1991 - 03/31/1991	2.42%
04/01/1991 - 04/30/1991	0.24%
05/01/1991 - 05/31/1991	4.30%
06/01/1991 - 06/30/1991	-4.58%
07/01/1991 - 07/31/1991	4.66%
08/01/1991 - 08/31/1991	2.36%
09/01/1991 - 09/30/1991	-1.67%
10/01/1991 - 10/31/1991	1.34%
11/01/1991 - 11/30/1991	-4.02%
12/01/1991 - 12/31/1991	11.42%
01/01/1992 - 01/31/1992	-1.86%
02/01/1992 - 02/29/1992	1.29%
03/01/1992 - 03/31/1992	-1.94%
04/01/1992 - 04/30/1992	2.93%
05/01/1992 - 05/31/1992	0.49%
06/01/1992 - 06/30/1992	-1.49%
07/01/1992 - 07/31/1992	4.08%
08/01/1992 - 08/31/1992	-2.04%
09/01/1992 - 09/30/1992	1.18%
10/01/1992 - 10/31/1992	0.34%
11/01/1992 - 11/30/1992	3.40%
12/01/1992 - 12/31/1992	1.23%
01/01/1993 - 01/31/1993	0.84%
02/01/1993 - 02/28/1993	1.36%
03/01/1993 - 03/31/1993	2.11%
04/01/1993 - 04/30/1993	-2.42%
05/01/1993 - 05/31/1993	2.67%
06/01/1993 - 06/30/1993	0.29%
07/01/1993 - 07/31/1993	-0.40%
08/01/1993 - 08/31/1993	3.79%
09/01/1993 - 09/30/1993	-0.77%
10/01/1993 - 10/31/1993	2.07%
11/01/1993 - 11/30/1993	-0.95%
12/01/1993 - 12/31/1993	1.21%
01/01/1994 - 01/31/1994	3.40%
02/01/1994 - 02/28/1994	-2.71%
03/01/1994 - 03/31/1994	-4.35%
04/01/1994 - 04/30/1994	1.28%
05/01/1994 - 05/31/1994	1.63%
06/01/1994 - 06/30/1994	-2.45%
07/01/1994 - 07/31/1994	3.28%
08/01/1994 - 08/31/1994	4.09%
09/01/1994 - 09/30/1994	-2.44%
10/01/1994 - 10/31/1994	2.24%
11/01/1994 - 11/30/1994	-3.64%
12/01/1994 - 12/31/1994	1.48%
01/01/1995 - 01/31/1995	2.59%
02/01/1995 - 02/28/1995	3.89%
03/01/1995 - 03/31/1995	2.95%
04/01/1995 - 04/30/1995	2.94%
05/01/1995 - 05/31/1995	3.99%
06/01/1995 - 06/30/1995	2.32%
07/01/1995 - 07/31/1995	3.31%
08/01/1995 - 08/31/1995	0.25%
09/01/1995 - 09/30/1995	4.22%
10/01/1995 - 10/31/1995	-0.36%
11/01/1995 - 11/30/1995	4.38%
12/01/1995 - 12/31/1995	1.93%
01/01/1996 - 01/31/1996	3.40%
02/01/1996 - 02/29/1996	0.93%
03/01/1996 - 03/31/1996	0.96%
04/01/1996 - 04/30/1996	1.47%
05/01/1996 - 05/31/1996	2.57%
06/01/1996 - 06/30/1996	0.38%
07/01/1996 - 07/31/1996	-4.42%
08/01/1996 - 08/31/1996	2.11%
09/01/1996 - 09/30/1996	5.62%
10/01/1996 - 10/31/1996	2.76%
11/01/1996 - 11/30/1996	7.55%
12/01/1996 - 12/31/1996	-1.98%
01/01/1997 - 01/31/1997	6.24%
02/01/1997 - 02/28/1997	0.79%
03/01/1997 - 03/31/1997	-4.10%
04/01/1997 - 04/30/1997	5.96%
05/01/1997 - 05/31/1997	6.08%
06/01/1997 - 06/30/1997	4.48%
07/01/1997 - 07/31/1997	7.95%
08/01/1997 - 08/31/1997	-5.60%
09/01/1997 - 09/30/1997	5.47%
10/01/1997 - 10/31/1997	-3.34%
11/01/1997 - 11/30/1997	4.63%
12/01/1997 - 12/31/1997	1.72%
01/01/1998 - 01/31/1998	1.10%
02/01/1998 - 02/28/1998	7.21%
03/01/1998 - 03/31/1998	5.12%
04/01/1998 - 04/30/1998	1.01%
05/01/1998 - 05/31/1998	-1.72%
06/01/1998 - 06/30/1998	4.06%
07/01/1998 - 07/31/1998	-1.06%
08/01/1998 - 08/31/1998	-14.44%
09/01/1998 - 09/30/1998	6.41%
10/01/1998 - 10/31/1998	8.13%
11/01/1998 - 11/30/1998	6.06%
12/01/1998 - 12/31/1998	5.76%
01/01/1999 - 01/31/1999	4.18%
02/01/1999 - 02/28/1999	-3.11%
03/01/1999 - 03/31/1999	4.00%
04/01/1999 - 04/30/1999	3.87%
05/01/1999 - 05/31/1999	-2.36%
06/01/1999 - 06/30/1999	5.55%
07/01/1999 - 07/31/1999	-3.12%
08/01/1999 - 08/31/1999	-0.50%
09/01/1999 - 09/30/1999	-2.74%
10/01/1999 - 10/31/1999	6.33%
11/01/1999 - 11/30/1999	2.03%
12/01/1999 - 12/31/1999	5.89%
01/01/2000 - 01/31/2000	-5.02%
02/01/2000 - 02/29/2000	-1.89%
03/01/2000 - 03/31/2000	9.78%
04/01/2000 - 04/30/2000	-3.01%
05/01/2000 - 05/31/2000	-2.05%
06/01/2000 - 06/30/2000	2.47%
07/01/2000 - 07/31/2000	-1.56%
08/01/2000 - 08/31/2000	6.21%
09/01/2000 - 09/30/2000	-5.28%
10/01/2000 - 10/31/2000	-0.42%
11/01/2000 - 11/30/2000	-7.88%
12/01/2000 - 12/31/2000	0.49%
01/01/2001 - 01/31/2001	3.55%
02/01/2001 - 02/28/2001	-9.11%
03/01/2001 - 03/31/2001	-6.33%
04/01/2001 - 04/30/2001	7.76%
05/01/2001 - 05/31/2001	0.67%
06/01/2001 - 06/30/2001	-2.43%
07/01/2001 - 07/31/2001	-0.98%
08/01/2001 - 08/31/2001	-6.25%
09/01/2001 - 09/30/2001	-8.07%
10/01/2001 - 10/31/2001	1.91%
11/01/2001 - 11/30/2001	7.67%
12/01/2001 - 12/31/2001	0.88%
01/01/2002 - 01/31/2002	-1.46%
02/01/2002 - 02/28/2002	-1.93%
03/01/2002 - 03/31/2002	3.76%
04/01/2002 - 04/30/2002	-6.06%
05/01/2002 - 05/31/2002	-0.73%
06/01/2002 - 06/30/2002	-7.12%
07/01/2002 - 07/31/2002	-7.79%
08/01/2002 - 08/31/2002	0.65%
09/01/2002 - 09/30/2002	-10.86%
10/01/2002 - 10/31/2002	8.79%
11/01/2002 - 11/30/2002	5.88%
12/01/2002 - 12/31/2002	-5.87%
01/01/2003 - 01/31/2003	-2.61%
02/01/2003 - 02/28/2003	-1.50%
03/01/2003 - 03/31/2003	0.97%
04/01/2003 - 04/30/2003	8.23%
05/01/2003 - 05/31/2003	5.26%
06/01/2003 - 06/30/2003	1.28%
07/01/2003 - 07/31/2003	1.76%
08/01/2003 - 08/31/2003	1.95%
09/01/2003 - 09/30/2003	-1.06%
10/01/2003 - 10/31/2003	5.65%
11/01/2003 - 11/30/2003	0.88%
12/01/2003 - 12/31/2003	5.24%
01/01/2004 - 01/31/2004	1.84%
02/01/2004 - 02/29/2004	1.39%
03/01/2004 - 03/31/2004	-1.51%
04/01/2004 - 04/30/2004	-1.57%
05/01/2004 - 05/31/2004	1.37%
06/01/2004 - 06/30/2004	1.94%
07/01/2004 - 07/31/2004	-3.31%
08/01/2004 - 08/31/2004	0.40%
09/01/2004 - 09/30/2004	1.08%
10/01/2004 - 10/31/2004	1.53%
11/01/2004 - 11/30/2004	4.04%
12/01/2004 - 12/31/2004	3.40%
01/01/2005 - 01/31/2005	-2.44%
02/01/2005 - 02/28/2005	2.10%
03/01/2005 - 03/31/2005	-1.77%
04/01/2005 - 04/30/2005	-1.90%
05/01/2005 - 05/31/2005	3.18%
06/01/2005 - 06/30/2005	0.14%
07/01/2005 - 07/31/2005	3.72%
08/01/2005 - 08/31/2005	-0.91%
09/01/2005 - 09/30/2005	0.81%
10/01/2005 - 10/31/2005	-1.67%
11/01/2005 - 11/30/2005	3.78%
12/01/2005 - 12/31/2005	0.04%
01/01/2006 - 01/31/2006	2.65%
02/01/2006 - 02/28/2006	0.27%
03/01/2006 - 03/31/2006	1.24%
04/01/2006 - 04/30/2006	1.34%
05/01/2006 - 05/31/2006	-2.87%
06/01/2006 - 06/30/2006	0.13%
07/01/2006 - 07/31/2006	0.62%
08/01/2006 - 08/31/2006	2.38%
09/01/2006 - 09/30/2006	2.58%
10/01/2006 - 10/31/2006	3.26%
11/01/2006 - 11/30/2006	1.90%
12/01/2006 - 12/31/2006	1.40%
01/01/2007 - 01/31/2007	1.51%
02/01/2007 - 02/28/2007	-1.95%
03/01/2007 - 03/31/2007	1.12%
04/01/2007 - 04/30/2007	4.43%
05/01/2007 - 05/31/2007	3.49%
06/01/2007 - 06/30/2007	-1.66%
07/01/2007 - 07/31/2007	-3.10%
08/01/2007 - 08/31/2007	1.50%
09/01/2007 - 09/30/2007	3.74%
10/01/2007 - 10/31/2007	1.59%
11/01/2007 - 11/30/2007	-4.18%
12/01/2007 - 12/31/2007	-0.69%
01/01/2008 - 01/31/2008	-6.00%
02/01/2008 - 02/29/2008	-3.25%
03/01/2008 - 03/31/2008	-0.43%
04/01/2008 - 04/30/2008	4.87%
05/01/2008 - 05/31/2008	1.30%
06/01/2008 - 06/30/2008	-8.42%
07/01/2008 - 07/31/2008	-0.84%
08/01/2008 - 08/31/2008	1.45%
09/01/2008 - 09/30/2008	-8.90%
10/01/2008 - 10/31/2008	-16.79%
11/01/2008 - 11/30/2008	-7.18%
12/01/2008 - 12/31/2008	1.05%
01/01/2009 - 01/31/2009	-8.42%
02/01/2009 - 02/28/2009	-10.61%
03/01/2009 - 03/31/2009	8.74%
04/01/2009 - 04/30/2009	9.56%
05/01/2009 - 05/31/2009	5.59%
06/01/2009 - 06/30/2009	0.20%
07/01/2009 - 07/31/2009	7.55%
08/01/2009 - 08/31/2009	3.61%
09/01/2009 - 09/30/2009	3.73%
10/01/2009 - 10/31/2009	-1.86%
11/01/2009 - 11/30/2009	6.00%
12/01/2009 - 12/31/2009	1.93%
01/01/2010 - 01/31/2010	-3.59%
02/01/2010 - 02/28/2010	3.09%
03/01/2010 - 03/31/2010	6.03%
04/01/2010 - 04/30/2010	1.58%
05/01/2010 - 05/31/2010	-7.98%
06/01/2010 - 06/30/2010	-5.23%
07/01/2010 - 07/31/2010	7.00%
08/01/2010 - 08/31/2010	-4.51%
09/01/2010 - 09/30/2010	8.92%
10/01/2010 - 10/31/2010	3.80%
11/01/2010 - 11/30/2010	0.02%
12/01/2010 - 12/31/2010	6.68%
[end chart]
Long-term perspective

This chart plots the growth of a hypothetical $1,000 investment in the S&P 500 over the same 30-year period. As you can see, short-term fluctuations looked and felt quite different to investors who focused on long-term results.

Long-term growth of a hypothetical $1,000 investment (12/31/1980–12/31/2010)

[begin mountain chart]
Value
12/31/1980	$1,000
12/31/1981	951
12/31/1982	1,156
12/31/1983	1,416
12/31/1984	1,505
12/31/1985	1,983
12/31/1986	2,353
12/31/1987	2,476
12/31/1988	2,886
12/31/1989	3,799
12/31/1990	3,681
12/31/1991	4,800
12/31/1992	5,166
12/31/1993	5,685
12/31/1994	5,760
12/31/1995	7,922
12/31/1996	9,739
12/31/1997	12,988
12/31/1998	16,699
12/31/1999	20,212
12/31/2000	18,372
12/31/2001	16,191
12/31/2002	12,614
12/31/2003	16,230
12/31/2004	17,995
12/31/2005	18,877
12/31/2006	21,857
12/31/2007	23,056
12/31/2008	14,528
12/31/2009	18,373
12/31/2010	21,145
[end mountain chart]
The S&P 500 is an unmanaged index of large U.S. stocks and, therefore, has no expenses. Figures shown are past results and are not predictive of results for future periods.
[End Sidebar]

[Begin Sidebar]
American Funds 2030 Fund ...

17
Is made up of 17 of  the American Funds.

2,500
Has more than 2,500 issues, including U.S. stocks, stocks of companies outside the U.S., U.S. bonds and bonds from issuers based outside the U.S.

65
Contains the investment ideas of 65 portfolio counselors with an average of 24 years of  industry experience.

Inside an American Funds target date fund

For a better understanding of what’s inside a target date fund, let’s take a closer look at the American Funds 2030 Target Date Retirement Fund. The information below and on the left side of this page gives you an idea not only of the diversification within a target date fund, but also of the resources that American Funds brings to bear in managing the series as a whole.

	2030

100%	■	Growth funds	40.1%
		AMCAP Fund	7.0
90%		EuroPacific Growth Fund	4.0
		The Growth Fund of America, Inc.	7.0
80%		The New Economy Fund	4.0
		New Perspective Fund, Inc.	7.0
70%		New World Fund, Inc.	4.1
		SMALLCAP World Fund, Inc.	7.0
60%
	■	Growth-and-income funds	34.9%
50%		American Mutual Fund	6.0
		Capital World Growth and Income Fund, Inc.	4.9
40%		Fundamental Investors	6.0
		International Growth and Income Fund	2.9
30%		The Investment Company of America	7.0
		Washington Mutual Investors Fund	8.1
20%
	■	Equity-income/Balanced funds	20.0%
10%		American Balanced Fund	8.0
		Capital Income Builder	6.0
0%		The Income Fund of America	6.0

	■	Bond funds	5.0%
		U.S. Government Securities Fund	5.0
[End Sidebar]

“Uncertainty shocks”

Markets reacted sharply to the heightened uncertainty swirling around a number of major issues over the past year. Concerns about a slowdown in the U.S. economy, persistent unemployment, the escalating budget deficit, the debt ceiling debate, Standard & Poor’s downgrade of the U.S. government credit rating and the ongoing European debt crisis all weighed heavily on the market.

“There are a lot of issues out there that will have a binary outcome,” says Darrell Spence, an economist and senior vice president also with Capital Strategy Research. He uses Greece as an example. “Will the country default? Will it not default? Those are the two outcomes, and the market moves back and forth with the prevailing sentiment.”

With little certainty to anchor the market, emotions take over. The market responds almost immediately to moment-by-moment reports: Good news pushes the index higher; bad news sends it into a tailspin. The results of the S&P 500 for the week of September 5 provide a good example of this roller coaster ride. On Tuesday, the U.S. market tumbled 3% within 90 minutes of the opening bell. It rallied to close 3% higher on Wednesday, but dropped almost 3% by Friday’s close.

Is there a silver lining to all this volatility? “As long-term investors, our purpose is not to buy securities only to sell them for a quick profit minutes or days later,” explains Matt Lyons, a trader and senior vice president with Capital Research and Management Company. “Nonetheless, we watch the markets every minute because volatility can create opportunities to buy good companies at compelling prices.”

Staying the course

When the markets bounce around, it’s natural for an investor to have second thoughts about an investment portfolio. Usually, that’s the exact wrong time to make changes. Switching investments may lock in losses and cause an investor to miss a rally when the market rebounds.

“Impulsive actions taken during market declines can negatively impact one’s long-term results as much or more than the volatility itself,” states Jim Lovelace, portfolio counselor and member of the Portfolio Oversight Committee for the target date series. “Focusing too narrowly on near-term results rather than long-term investment goals makes it easier to get caught up in the noise of moment-by-moment market gyrations and unsettling daily headlines.”

Elizabeth views dealing with market volatility as akin to riding a galloping horse. “Some adjustments are warranted, but too many adjustments at the wrong time and you can fall off.”

A time-tested approach

Throughout its more than 80-year history, American Funds has made investment decisions with a long-term view. Instead of asking, “Where will this security be in three to six months?,” the proper question is, “Where will this company or issuer be in five to 10 years?”

John Smet, portfolio counselor and vice chairman of the series, affirms: “We continue to take this approach when making investment choices. It aligns with the goals of people who are saving and investing for their retirement. We also believe that it is the best way to achieve long-term investment results.”

[photo of leaves]
Target date funds for investment well-being

Two key tenets of successful investing — diversification and maintaining a long-term perspective — are woven into target date funds. “The very nature of these funds can help investors to not only tune out the noise of the market’s daily ups and downs, but also help them maintain a long-term perspective,” says Michael Downer, the president of the series.

Each fund in the series starts with a targeted retirement date in mind, and a portfolio of individual American Funds is created to meet the needs of that particular time frame. For example, the portfolio of the 2030 Fund is now weighted toward growth. As the years pass and that date approaches, its holdings will become more income-oriented. The color-coded glidepath on page 7 shows how the portfolio for each fund in the series evolves over time.

As a complete, diversified investment, a single target date fund can be held throughout an investor’s working (and contributing) years, as well as through his or her retirement (and distributing) years.

A look inside the funds

The diversification that each fund’s portfolio offers can help smooth out the extremes of market conditions. The individual American Funds held in target date funds have various objectives — growth, growth-and-income, equity-income, balance and preservation.

The pie charts on pages 20 and 21 illustrate the portfolios of the 2010 and 2015 funds. Since they are designed for investors who are in or nearing retirement, they include a generous portion of bond funds (approximately 45% for the 2010 Fund and 35% for the 2015 Fund). This allocation is intended to offer a measure of stability in times of stock market volatility.

A closer look at the 2030 Fund (highlighted in the sidebar to the left) shows just how broadly diversified its holdings are. Although its target date is still nearly two decades into the future, the fund allocates 5% of its portfolio to bond funds — specifically, U.S. Government Securities Fund, which invests primarily in securities guaranteed or sponsored by the U.S. government.

Amid the severe volatility over the summer months, U.S. Treasuries were a rare bright spot, rising 6.5% in the third quarter. With the Dow Jones Industrial Average (a benchmark for the broad U.S. stock market) dropping 11.5% during that period, the fact that the 2030 Fund — and indeed all funds in the series — held Treasuries via U.S. Government Securities Fund helped to soften the impact of the losses. For target date fund investors, the market noise wasn’t quite as deafening.

“While equity markets have been volatile over the past few years, U.S. Government Securities Fund has proved to be a fairly stable investment, achieving positive results in each of its past five fiscal years,” John adds. “As such, it has served its role of helping to diversify and balance the target date funds’ portfolios.”

The same old song

Ever since 24 stockbrokers gathered in 1792 under a buttonwood tree on Wall Street to trade stocks, U.S. investors have been plagued by occasional bouts of market volatility. Elizabeth concludes: “Volatility is nothing new. It’s always been a feature of markets, and it isn’t going to go away.” For investors who have the courage and conviction to tune out the noise — or the ability to at least turn down the volume — there is a greater potential to benefit over the long term. ■

American Funds 2055 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2055.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	191,957	$3,644	7.0%
EuroPacific Growth Fund, Class R-6	55,250	2,081	4.0
The Growth Fund of America, Inc., Class R-6	123,294	3,644	7.0
The New Economy Fund, Class R-6	84,434	2,081	4.0
New Perspective Fund, Inc., Class R-6	133,163	3,643	7.0
New World Fund, Inc., Class R-6	41,793	2,081	4.0
SMALLCAP World Fund, Inc., Class R-6	105,056	3,643	7.0
		20,817	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	163,864	4,164	8.0
Capital World Growth and Income Fund, Inc., Class R-6	110,030	3,643	7.0
Fundamental Investors, Class R-6	116,895	4,164	8.0
International Growth and Income Fund, Class R-6	71,612	2,081	4.0
The Investment Company of America, Class R-6	171,971	4,685	9.0
Washington Mutual Investors Fund, Class R-6	167,303	4,684	9.0
		23,421	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	113,864	2,079	4.0
Capital Income Builder, Class R-6	31,580	1,559	3.0
The Income Fund of America, Class R-6	93,605	1,558	3.0
		5,196	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	180,464	2,635	5.0

Total investment securities (cost: $53,324,000)		52,069	100.0
Other assets less liabilities		(30)	-

Net assets		$52,039	100.0%

See Notes to Financial Statements

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Class R-6	1,660,644	$31,519	7.0%
EuroPacific Growth Fund, Class R-6	480,962	18,118	4.0
The Growth Fund of America, Inc., Class R-6	1,059,960	31,322	7.0
The New Economy Fund, Class R-6	727,459	17,932	4.0
New Perspective Fund, Inc., Class R-6	1,150,391	31,474	7.0
New World Fund, Inc., Class R-6	366,141	18,234	4.0
SMALLCAP World Fund, Inc., Class R-6	917,062	31,804	7.1
		180,403	40.1

Growth-and-income funds - 44.9%
American Mutual Fund, Class R-6	1,409,973	35,827	7.9
Capital World Growth and Income Fund, Inc., Class R-6	946,356	31,334	7.0
Fundamental Investors, Class R-6	1,008,446	35,921	8.0
International Growth and Income Fund, Class R-6	615,569	17,888	4.0
The Investment Company of America, Class R-6	1,482,449	40,382	9.0
Washington Mutual Investors Fund, Class R-6	1,442,473	40,389	9.0
		201,741	44.9

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	982,146	17,934	4.0
Capital Income Builder, Class R-6	271,923	13,420	3.0
The Income Fund of America, Class R-6	807,826	13,450	3.0
		44,804	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,548,595	22,610	5.0

Total investment securities (cost: $434,488,000)		449,558	100.0
Other assets less liabilities		(203)	-

Net assets		$449,355	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Class R-6	1,693,257	$32,138	7.0%
EuroPacific Growth Fund, Class R-6	490,492	18,477	4.1
The Growth Fund of America, Inc., Class R-6	1,081,293	31,952	7.0
The New Economy Fund, Class R-6	742,237	18,296	4.0
New Perspective Fund, Inc., Class R-6	1,173,999	32,121	7.0
New World Fund, Inc., Class R-6	372,100	18,531	4.0
SMALLCAP World Fund, Inc., Class R-6	930,601	32,273	7.0
		183,788	40.1

Growth-and-income funds - 44.9%
American Mutual Fund, Class R-6	1,438,706	36,557	8.0
Capital World Growth and Income Fund, Inc., Class R-6	963,357	31,897	6.9
Fundamental Investors, Class R-6	1,027,072	36,584	8.0
International Growth and Income Fund, Class R-6	626,357	18,202	4.0
The Investment Company of America, Class R-6	1,509,562	41,120	9.0
Washington Mutual Investors Fund, Class R-6	1,470,094	41,163	9.0
		205,523	44.9

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,002,110	18,299	4.0
Capital Income Builder, Class R-6	277,475	13,694	3.0
The Income Fund of America, Class R-6	824,462	13,727	3.0
		45,720	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,582,120	23,099	5.0

Total investment securities (cost: $435,536,000)		458,130	100.0
Other assets less liabilities		(167)	-

Net assets		$457,963	100.0

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.0
Bond funds	5.1

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	3,357,879	$63,732	7.0%
EuroPacific Growth Fund, Class R-6	969,408	36,518	4.0
The Growth Fund of America, Inc., Class R-6	2,140,502	63,252	7.0
The New Economy Fund, Class R-6	1,466,256	36,143	4.0
New Perspective Fund, Inc., Class R-6	2,322,414	63,541	7.0
New World Fund, Inc., Class R-6	737,989	36,752	4.0
SMALLCAP World Fund, Inc., Class R-6	1,850,596	64,179	7.0
		364,117	40.0

Growth-and-income funds - 44.9%
American Mutual Fund, Class R-6	2,859,987	72,672	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,915,023	63,407	7.0
Fundamental Investors, Class R-6	2,037,285	72,568	8.0
International Growth and Income Fund, Class R-6	1,243,458	36,135	3.9
The Investment Company of America, Class R-6	2,994,777	81,578	9.0
Washington Mutual Investors Fund, Class R-6	2,915,646	81,638	9.0
		407,998	44.9

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,992,359	36,380	4.0
Capital Income Builder, Class R-6	552,135	27,248	3.0
The Income Fund of America, Class R-6	1,640,245	27,310	3.0
		90,938	10.0

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	3,158,703	46,117	5.1

Total investment securities (cost: $867,337,000)		909,170	100.0
Other assets less liabilities		(337)	-

Net assets		$908,833	100.0

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	39.9
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Class R-6	3,796,721	$72,062	7.0%
EuroPacific Growth Fund, Class R-6	1,094,707	41,238	4.0
The Growth Fund of America, Inc., Class R-6	2,418,192	71,457	7.0
The New Economy Fund, Class R-6	1,652,310	40,729	4.0
New Perspective Fund, Inc., Class R-6	2,623,605	71,782	7.0
New World Fund, Inc., Class R-6	830,521	41,360	4.0
SMALLCAP World Fund, Inc., Class R-6	2,082,256	72,213	7.1
		410,841	40.1

Growth-and-income funds - 39.9%
American Mutual Fund, Class R-6	2,810,740	71,421	7.0
Capital World Growth and Income Fund, Inc., Class R-6	1,847,574	61,173	6.0
Fundamental Investors, Class R-6	2,011,087	71,635	7.0
International Growth and Income Fund, Class R-6	1,399,864	40,680	3.9
The Investment Company of America, Class R-6	3,004,248	81,836	8.0
Washington Mutual Investors Fund, Class R-6	2,921,056	81,789	8.0
		408,534	39.9

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Class R-6	2,804,138	51,204	5.0
Capital Income Builder, Class R-6	1,038,280	51,239	5.0
The Income Fund of America, Class R-6	3,084,701	51,360	5.0
		153,803	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	3,533,920	51,595	5.0

Total investment securities (cost: $985,781,000)		1,024,773	100.0
Other assets less liabilities		(582)	-

Net assets		$1,024,191	100.0

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	40.1%
Growth-and-income funds	34.9
Equity-income and Balanced funds	20.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.1%
AMCAP Fund, Class R-6	5,746,550	$109,069	7.0%
EuroPacific Growth Fund, Class R-6	1,651,602	62,216	4.0
The Growth Fund of America, Inc., Class R-6	3,672,370	108,519	7.0
The New Economy Fund, Class R-6	2,507,696	61,815	4.0
New Perspective Fund, Inc., Class R-6	3,975,230	108,762	7.0
New World Fund, Inc., Class R-6	1,254,516	62,475	4.1
SMALLCAP World Fund, Inc., Class R-6	3,145,027	109,069	7.0
		621,925	40.1

Growth-and-income funds - 34.9%
American Mutual Fund, Class R-6	3,682,263	93,566	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,306,706	76,375	4.9
Fundamental Investors, Class R-6	2,598,463	92,557	6.0
International Growth and Income Fund, Class R-6	1,562,521	45,407	2.9
The Investment Company of America, Class R-6	3,997,309	108,887	7.0
Washington Mutual Investors Fund, Class R-6	4,493,247	125,811	8.1
		542,603	34.9

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,814,071	124,425	8.0
Capital Income Builder, Class R-6	1,888,808	93,213	6.0
The Income Fund of America, Class R-6	5,611,595	93,433	6.0
		311,071	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	5,331,256	77,836	5.0

Total investment securities (cost: $1,486,180,000)		1,553,435	100.0
Other assets less liabilities		(692)	-

Net assets		$1,552,743	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	35.1%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	9.9

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.1%
AMCAP Fund, Class R-6	4,910,840	$93,208	6.0%
EuroPacific Growth Fund, Class R-6	1,651,609	62,216	4.0
The Growth Fund of America, Inc., Class R-6	3,143,974	92,904	6.0
The New Economy Fund, Class R-6	1,873,602	46,184	3.0
New Perspective Fund, Inc., Class R-6	3,972,886	108,698	7.1
New World Fund, Inc., Class R-6	938,484	46,737	3.0
SMALLCAP World Fund, Inc., Class R-6	2,687,651	93,208	6.0
		543,155	35.1

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	3,676,365	93,416	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,298,695	76,110	4.9
Fundamental Investors, Class R-6	2,588,417	92,199	6.0
International Growth and Income Fund, Class R-6	1,553,345	45,140	2.9
The Investment Company of America, Class R-6	3,998,516	108,920	7.1
Washington Mutual Investors Fund, Class R-6	4,487,466	125,649	8.1
		541,434	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,806,601	124,289	8.0
Capital Income Builder, Class R-6	1,871,642	92,365	6.0
The Income Fund of America, Class R-6	5,621,602	93,600	6.0
		310,254	20.0

Bond funds - 9.9%
U.S. Government Securities Fund, Class R-6	10,561,519	154,198	9.9

Total investment securities (cost: $1,517,523,000)		1,549,041	100.0
Other assets less liabilities		(855)	-

Net assets		$1,548,186	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	20.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	25.0

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.0%
AMCAP Fund, Class R-6	3,909,337	$74,199	4.0%
EuroPacific Growth Fund, Class R-6	1,490,394	56,143	3.0
The Growth Fund of America, Inc., Class R-6	2,502,344	73,945	4.0
New Perspective Fund, Inc., Class R-6	3,397,000	92,942	5.0
New World Fund, Inc., Class R-6	375,139	18,682	1.0
SMALLCAP World Fund, Inc., Class R-6	1,622,785	56,278	3.0
		372,189	20.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	4,360,122	110,791	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,786,092	92,247	5.0
Fundamental Investors, Class R-6	3,129,352	111,468	6.0
International Growth and Income Fund, Class R-6	1,897,837	55,151	3.0
The Investment Company of America, Class R-6	4,762,759	129,738	7.0
Washington Mutual Investors Fund, Class R-6	5,318,370	148,914	8.0
		648,309	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	8,136,189	148,567	8.0
Capital Income Builder, Class R-6	2,239,020	110,496	6.0
The Income Fund of America, Class R-6	6,692,398	111,428	6.0
		370,491	20.0

Bond funds - 25.0%
American Funds Mortgage Fund, Class R-6 (*)	9,218,326	93,658	5.0
Capital World Bond Fund, Class R-6	4,448,290	93,103	5.0
Intermediate Bond Fund of America, Class R-6	6,876,098	93,790	5.1
U.S. Government Securities Fund, Class R-6	12,526,547	182,887	9.9
		463,438	25.0

Total investment securities (cost: $1,840,303,000)		1,854,427	100.0
Other assets less liabilities		(825)	-

Net assets		$1,853,602	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2011 (000)
American Funds Mortgage Fund, Class R-6	-	9,817,212	598,886	9,218,326	$2,137	$93,658

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	15.0%
Growth-and-income funds	29.9
Equity-income and Balanced funds	20.0
Bond funds	35.1

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 15.0%
AMCAP Fund, Class R-6	2,935,729	$55,720	4.0%
EuroPacific Growth Fund, Class R-6	1,114,953	42,000	3.0
The Growth Fund of America, Inc., Class R-6	1,409,235	41,643	3.0
New Perspective Fund, Inc., Class R-6	2,555,863	69,928	5.0
		209,291	15.0

Growth-and-income funds - 29.9%
American Mutual Fund, Class R-6	3,283,825	83,442	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,087,606	69,121	5.0
Fundamental Investors, Class R-6	1,961,382	69,864	5.0
International Growth and Income Fund, Class R-6	935,270	27,179	1.9
The Investment Company of America, Class R-6	3,074,119	83,739	6.0
Washington Mutual Investors Fund, Class R-6	2,986,953	83,635	6.0
		416,980	29.9

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,091,633	111,233	8.0
Capital Income Builder, Class R-6	1,680,783	82,947	6.0
The Income Fund of America, Class R-6	4,999,153	83,236	6.0
		277,416	20.0

Bond funds - 35.1%
American Funds Mortgage Fund, Class R-6*	6,961,730	70,731	5.1
The Bond Fund of America, Class R-6	5,664,369	71,201	5.1
Capital World Bond Fund, Class R-6	3,363,735	70,403	5.1
Intermediate Bond Fund of America, Class R-6	10,106,179	137,849	9.9
U.S. Government Securities Fund, Class R-6	9,465,974	138,203	9.9
		488,387	35.1

Total investment securities (cost: $1,394,503,000)		1,392,074	100.0
Other assets less liabilities		(856)	-

Net assets		$1,391,218	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2011 (000)
American Funds Mortgage Fund, Class R-6	-	7,221,372	259,642	6,961,730	$1,604	$70,731

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2011

[begin pie chart]
Percent of net assets
Growth funds	4.9%
Growth-and-income funds	25.4
Equity-income and Balanced funds	24.9
Bond funds	44.8

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 4.9%
AMCAP Fund, Class R-6	950,934	$18,048	2.0%
The Growth Fund of America, Inc., Class R-6	296,102	8,750	1.0
New Perspective Fund, Inc., Class R-6	655,475	17,934	1.9
		44,732	4.9

Growth-and-income funds - 25.4%
American Mutual Fund, Class R-6	2,166,896	55,061	6.1
Capital World Growth and Income Fund, Inc., Class R-6	1,113,202	36,858	4.1
Fundamental Investors, Class R-6	1,039,217	37,017	4.1
International Growth and Income Fund, Class R-6	293,061	8,517	.9
The Investment Company of America, Class R-6	1,690,024	46,036	5.1
Washington Mutual Investors Fund, Class R-6	1,644,152	46,036	5.1
		229,525	25.4

Equity-income and Balanced funds - 24.9%
American Balanced Fund, Class R-6	3,464,813	63,268	7.0
Capital Income Builder, Class R-6	1,637,213	80,796	8.9
The Income Fund of America, Class R-6	4,886,973	81,368	9.0
		225,432	24.9

Bond funds - 44.8%
American Funds Mortgage Fund, Class R-6*	8,767,191	89,075	9.9
American High-Income Trust, Class R-6	4,193,495	45,625	5.1
The Bond Fund of America, Class R-6	7,119,421	89,491	9.9
Capital World Bond Fund, Class R-6	2,136,002	44,706	5.0
Intermediate Bond Fund of America, Class R-6	6,525,558	89,009	9.9
U.S. Government Securities Fund, Class R-6	3,072,858	44,864	5.0
		402,770	44.8

Total investment securities (cost: $925,275,000)		902,459	100.0
Other assets less liabilities		(337)	-

Net assets		$902,122	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2011 (000)
American Funds Mortgage Fund, Class R-6	-	9,809,109	1,041,918	8,767,191	$2,094	$89,075

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities				(dollars and shares in thousands, except per-share amounts)
at October 31, 2011
	2055 Fund		2050 Fund	2045 Fund	2040 Fund	2035 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$52,069		$449,558	$458,130	$909,170	$1,024,773
Affiliated issuer	-		-	-	-	-
Receivables for:
Sales of investments	-		-	232	-	-
Sales of fund's shares	926		1,017	1,160	2,073	2,043
Dividends	-	*	2	2	5	6
Reimbursements from related parties	6		-	-	-	-
Total assets	53,001		450,577	459,524	911,248	1,026,822

Liabilities:
Payables for:
Purchases of investments	889		35	-	153	198
Repurchases of fund's shares	30		856	1,218	1,610	1,672
Services provided by related parties	34		320	333	640	748
Trustees' deferred compensation	-	*	2	1	3	4
Other	9		9	9	9	9
Total liabilities	962		1,222	1,561	2,415	2,631
Net assets at October 31, 2011	$52,039		$449,355	$457,963	$908,833	$1,024,191

Net assets consist of:
Capital paid in on shares of beneficial interest	$52,171		$429,405	$430,742	$856,956	$973,442
Undistributed net investment income	287		3,150	3,137	6,652	7,862
Undistributed net realized gain	836		1,730	1,490	3,392	3,895
Net unrealized (depreciation) appreciation	(1,255)		15,070	22,594	41,833	38,992
Net assets at October 31, 2011	$52,039		$449,355	$457,963	$908,833	$1,024,191

Investment securities, at cost:
Unaffiliated issuers	$53,324		$434,488	$435,536	$867,337	$985,781
Affiliated issuer	-		-	-	-	-

Shares of beneficial interest issued and outstanding (no stated par value) --
unlimited shares authorized
Class A:
Net assets	$19,454		$168,621	$157,029	$308,636	$356,943
Shares outstanding	1,746		18,656	17,054	33,454	38,914
Net asset value per share	$11.14		$9.04	$9.21	$9.23	$9.17
Class R-1:
Net assets	$83		$3,052	$4,011	$8,811	$9,846
Shares outstanding	8		343	442	971	1,094
Net asset value per share	$11.05		$8.88	$9.07	$9.07	$9.00
Class R-2:
Net assets	$13,280		$116,947	$122,118	$216,000	$260,379
Shares outstanding	1,203		13,146	13,500	23,813	28,856
Net asset value per share	$11.04		$8.90	$9.05	$9.07	$9.02
Class R-3:
Net assets	$10,958		$88,952	$101,208	$195,629	$224,057
Shares outstanding	988		9,917	11,082	21,356	24,607
Net asset value per share	$11.09		$8.97	$9.13	$9.16	$9.11
Class R-4:
Net assets	$3,155		$47,162	$44,726	$109,018	$104,803
Shares outstanding	283		5,222	4,860	11,824	11,433
Net asset value per share	$11.14		$9.03	$9.20	$9.22	$9.17
Class R-5:
Net assets	$4,117		$20,117	$23,175	$56,123	$54,885
Shares outstanding	368		2,212	2,501	6,046	5,948
Net asset value per share	$11.18		$9.09	$9.27	$9.28	$9.23
Class R-6:
Net assets	$992		$4,504	$5,696	$14,616	$13,278
Shares outstanding	89		496	616	1,579	1,443
Net asset value per share	$11.19		$9.07	$9.24	$9.26	$9.20

Statements of assets and liabilities			(dollars and shares in thousands, except per-share amounts)
at October 31, 2011
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,553,435	$1,549,041	$1,760,769	1,321,343	$813,384
Affiliated issuer	-	-	93,658	70,731	89,075
Receivables for:
Sales of investments	876	1,355	-	32	410
Sales of fund's shares	2,946	2,223	3,777	1,748	1,248
Dividends	8	16	44	77	93
Reimbursements from related parties	-	-	-	-	-
Total assets	1,557,265	1,552,635	1,858,248	1,393,931	904,210

Liabilities:
Payables for:
Purchases of investments	-	-	76	-	-
Repurchases of fund's shares	3,399	3,328	3,279	1,714	1,509
Services provided by related parties	1,109	1,106	1,273	983	564
Trustees' deferred compensation	6	6	9	7	6
Other	8	9	9	9	9
Total liabilities	4,522	4,449	4,646	2,713	2,088
Net assets at October 31, 2011	$1,552,743	$1,548,186	$1,853,602	$1,391,218	$902,122

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,465,133	$1,493,568	$1,805,461	$1,360,760	$891,894
Undistributed net investment income	12,644	13,898	23,312	19,809	18,189
Undistributed net realized gain	7,711	9,202	10,705	13,078	14,855
Net unrealized (depreciation) appreciation	67,255	31,518	14,124	(2,429)	(22,816)
Net assets at October 31, 2011	$1,552,743	$1,548,186	$1,853,602	$1,391,218	$902,122

Investment securities, at cost:
Unaffiliated issuers	$1,486,180	$1,517,523	$1,750,001	$1,326,327	$839,271
Affiliated issuer	-	-	90,302	68,176	86,004

Shares of beneficial interest issued and outstanding (no stated par value) --
unlimited shares authorized
Class A:
Net assets	$493,241	$551,679	$678,416	$555,824	$443,287
Shares outstanding	53,332	60,663	74,160	59,686	47,296
Net asset value per share	$9.25	$9.09	$9.15	$9.31	$9.37
Class R-1:
Net assets	$16,778	$11,177	$14,380	$11,856	$3,240
Shares outstanding	1,841	1,248	1,597	1,296	349
Net asset value per share	$9.12	$8.96	$9.00	$9.15	$9.29
Class R-2:
Net assets	$370,589	$372,438	$374,268	$280,206	$131,934
Shares outstanding	40,744	41,647	41,551	30,579	14,268
Net asset value per share	$9.10	$8.94	$9.01	$9.16	$9.25
Class R-3:
Net assets	$347,121	$347,012	$411,705	$323,498	$166,705
Shares outstanding	37,814	38,443	45,318	34,989	17,895
Net asset value per share	$9.18	$9.03	$9.08	$9.25	$9.32
Class R-4:
Net assets	$196,059	$178,912	$247,276	$156,013	$103,670
Shares outstanding	21,208	19,681	27,037	16,758	11,062
Net asset value per share	$9.24	$9.09	$9.15	$9.31	$9.37
Class R-5:
Net assets	$99,636	$66,377	$95,372	$48,120	$38,640
Shares outstanding	10,708	7,256	10,363	5,137	4,099
Net asset value per share	$9.30	$9.15	$9.20	$9.37	$9.43
Class R-6:
Net assets	$29,319	$20,591	$32,185	$15,701	$14,646
Shares outstanding	3,160	2,256	3,505	1,680	1,557
Net asset value per share	$9.28	$9.13	$9.18	$9.34	$9.41

*Amount less than one thousand.

See Notes to Financial Statements

Statements of operations				(dollars in thousands)
for the year ended October 31, 2011
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$643	$8,892	$8,778	$18,042	$21,198
Affiliated issuer	-	-	-	-	-
Interest	- *	3	2	19	9
	643	8,895	8,780	18,061	21,207

Fees and expenses†:
Investment advisory services	34	417	413	845	956
Distribution services	124	1,715	1,734	3,363	3,927
Transfer agent services	3	42	38	77	91
Administrative services	52	696	702	1,375	1,596
Reports to shareholders	1	21	21	43	49
Registration statement and prospectus	79	110	113	149	144
Trustees' compensation	*	3	3	5	6
Auditing and legal	7	10	9	12	12
Custodian	22	22	22	22	22
State and local taxes	1	1	1	2	2
Other	1	12	10	24	29
Total fees and expenses before reimbursements/waivers	324	3,049	3,066	5,917	6,834
Less reimbursements/waivers of fees and expenses:
Investment advisory services	34	417	413	845	956
Administrative services	- *	2	2	4	5
Other	90	-	-	-	-
Total fees and expenses after reimbursements/waivers	200	2,630	2,651	5,068	5,873
Net investment income	443	6,265	6,129	12,993	15,334

Net realized gain and unrealized depreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	815	1,318	1,092	2,529	2,898
Affiliated issuer	-	-	-	-	-
Capital gain distributions received	36	726	705	1,478	1,677
Net realized gain	851	2,044	1,797	4,007	4,575
Net unrealized depreciation on investments	(2,042)	(4,170)	(4,716)	(8,364)	(9,609)
Net realized gain and unrealized depreciation on investments	(1,191)	(2,126)	(2,919)	(4,357)	(5,034)
Net (decrease) increase in net assets resulting from operations	$(748)	$4,139	$3,210	$8,636	$10,300

*Amount less than one thousand.
†Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of operations				(dollars in thousands)
for the year ended October 31, 2011
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$33,157	$34,058	$43,717	34,952	$27,577
Affiliated issuer	-	-	2,137	1,604	2,094
Interest	8	6	14	10	5
	33,165	34,064	45,868	36,566	29,676

Fees and expenses†:
Investment advisory services	1,472	1,474	1,755	1,342	893
Distribution services	5,956	5,992	6,810	5,308	3,100
Transfer agent services	129	145	174	146	120
Administrative services	2,405	2,426	2,745	2,113	1,256
Reports to shareholders	75	75	90	69	47
Registration statement and prospectus	174	173	191	170	136
Trustees' compensation	9	9	11	8	6
Auditing and legal	15	15	16	14	11
Custodian	22	22	22	22	22
State and local taxes	2	2	3	2	2
Other	42	48	58	49	40
Total fees and expenses before reimbursements/waivers	10,301	10,381	11,875	9,243	5,633
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,472	1,474	1,755	1,342	893
Administrative services	8	5	7	6	2
Other	-	-	-	-	-
Total fees and expenses after reimbursements/waivers	8,821	8,902	10,113	7,895	4,738
Net investment income	24,344	25,162	35,755	28,671	24,938

Net realized gain and unrealized depreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	6,283	6,507	7,506	10,634	13,616
Affiliated issuer	-	-	233	122	383
Capital gain distributions received	2,527	4,827	5,451	4,266	2,206
Net realized gain	8,810	11,334	13,190	15,022	16,205
Net unrealized depreciation on investments	(13,139)	(10,360)	(1,556)	(691)	(5,221)
Net realized gain and unrealized depreciation on investments	(4,329)	974	11,634	14,331	10,984
Net (decrease) increase in net assets resulting from operations	$20,015	$26,136	$47,389	$43,002	$35,922

*Amount less than one thousand.
†Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets									(dollars in thousands)

	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Year ended October 31, 2011	Period ended October 31, 2010*	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010

Operations:
Net investment income	$443	$61	$6,265	$4,285	$6,129	$3,921	$12,993	$8,362	$15,334	$10,295
Net realized gain	851	106	2,044	5,343	1,797	4,007	4,007	3,448	4,575	5,769
Net unrealized (depreciation) appreciation on investments	(2,042)	787	(4,170)	32,281	(4,716)	31,762	(8,364)	70,835	(9,609)	81,290
Net (decrease) increase in net assets resulting from operations	(748)	954	4,139	41,909	3,210	39,690	8,636	82,645	10,300	97,354

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(101)	-	(2,487)	(1,628)	(2,122)	(1,308)	(4,415)	(2,744)	(5,538)	(3,668)
Class R-1	- †	-	(33)	(24)	(36)	(36)	(77)	(56)	(106)	(68)
Class R-2	(35)	-	(1,216)	(785)	(1,207)	(730)	(2,199)	(1,437)	(2,884)	(1,911)
Class R-3	(43)	-	(1,109)	(904)	(1,174)	(848)	(2,407)	(1,677)	(2,854)	(2,048)
Class R-4	(14)	-	(625)	(350)	(557)	(318)	(1,565)	(866)	(1,549)	(913)
Class R-5	(36)	-	(284)	(178)	(305)	(251)	(867)	(511)	(801)	(619)
Class R-6	(2)	-	(92)	(12)	(136)	(3)	(286)	(50)	(286)	(5)
Total dividends from net investment income	(231)	-	(5,846)	(3,881)	(5,537)	(3,494)	(11,816)	(7,341)	(14,018)	(9,232)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(43)	-	(165)	(379)	(530)	-	(134)	-	(1,131)	(49)
Class R-1	- †	-	(3)	(8)	(15)	-	(4)	-	(31)	(1)
Class R-2	(20)	-	(119)	(271)	(442)	-	(100)	-	(863)	(37)
Class R-3	(22)	-	(91)	(250)	(352)	-	(88)	-	(688)	(32)
Class R-4	(6)	-	(41)	(83)	(139)	-	(47)	-	(315)	(12)
Class R-5	(15)	-	(17)	(37)	(67)	-	(23)	-	(144)	(7)
Class R-6	(1)	-	(5)	(3)	(29)	-	(8)	-	(50)	- †
Long-term net realized gains:
Class A	-	-	(1,773)	(390)	(763)	(280)	(888)	(652)	(776)	(871)
Class R-1	-	-	(35)	(9)	(22)	(10)	(24)	(19)	(21)	(21)
Class R-2	-	-	(1,277)	(278)	(637)	(228)	(661)	(506)	(592)	(660)
Class R-3	-	-	(971)	(258)	(505)	(213)	(579)	(479)	(471)	(577)
Class R-4	-	-	(441)	(85)	(199)	(69)	(313)	(208)	(216)	(222)
Class R-5	-	-	(177)	(39)	(96)	(48)	(153)	(111)	(99)	(134)
Class R-6	-	-	(56)	(3)	(42)	(1)	(49)	(11)	(35)	(1)
Total distributions from net realized gain	(107)	-	(5,171)	(2,093)	(3,838)	(849)	(3,071)	(1,986)	(5,432)	(2,624)
Total dividends and distributions paid to shareholders	(338)	-	(11,017)	(5,974)	(9,375)	(4,343)	(14,887)	(9,327)	(19,450)	(11,856)

Net capital share transactions	38,718	13,453	105,590	84,040	125,840	93,887	205,759	201,218	217,573	200,955

Total increase in net assets	37,632	14,407	98,712	119,975	119,675	129,234	199,508	274,536	208,423	286,453

Net assets:
Beginning of period	14,407	-	350,643	230,668	338,288	209,054	709,325	434,789	815,768	529,315
End of period	$52,039	$14,407	$449,355	$350,643	$457,963	$338,288	$908,833	$709,325	$1,024,191	$815,768

Undistributed net investment income	$287	$61	$3,150	$2,421	$3,137	$2,221	$6,652	$4,830	$7,862	$5,904

*For the period February 1, 2010, commencement of operations, through October 31, 2010.
†Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets									(dollars in thousands)

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010	Year ended October 31, 2011	Year ended October 31, 2010

Operations:
Net investment income	$24,344	$16,378	$25,162	$17,624	$35,755	$27,287	$28,671	$24,063	$24,938	$22,118
Net realized gain	8,810	2,404	11,334	9,456	13,190	17,268	15,022	16,254	16,205	6,378
Net unrealized (depreciation) appreciation on investments	(13,139)	130,513	(10,360)	119,324	(1,556)	121,121	(691)	87,193	(5,221)	65,073
Net (decrease) increase in net assets resulting from operations	20,015	149,295	26,136	146,404	47,389	165,676	43,002	127,510	35,922	93,569

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(7,991)	(5,258)	(9,652)	(6,130)	(13,314)	(8,217)	(12,024)	(8,617)	(12,454)	(8,009)
Class R-1	(192)	(127)	(140)	(98)	(203)	(124)	(207)	(158)	(68)	(50)
Class R-2	(4,288)	(2,753)	(4,722)	(3,088)	(5,771)	(3,533)	(4,746)	(3,243)	(2,882)	(2,028)
Class R-3	(4,799)	(3,306)	(5,096)	(3,615)	(7,301)	(4,913)	(6,376)	(4,564)	(4,324)	(3,350)
Class R-4	(2,902)	(1,797)	(2,945)	(1,844)	(4,725)	(2,782)	(3,337)	(2,072)	(2,947)	(1,956)
Class R-5	(1,729)	(783)	(1,056)	(916)	(1,828)	(977)	(944)	(870)	(1,394)	(893)
Class R-6	(528)	(172)	(474)	(25)	(790)	(200)	(526)	(36)	(570)	(145)
Total dividends from net investment income	(22,429)	(14,196)	(24,085)	(15,716)	(33,932)	(20,746)	(28,160)	(19,560)	(24,639)	(16,431)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	-	(1,988)	(153)	(2,776)	-	(5,492)	(306)	(2,735)	-
Class R-1	-	-	(41)	(3)	(58)	-	(127)	(7)	(19)	-
Class R-2	-	-	(1,372)	(108)	(1,616)	-	(2,869)	(150)	(812)	-
Class R-3	-	-	(1,222)	(106)	(1,739)	-	(3,274)	(184)	(1,061)	-
Class R-4	-	-	(608)	(47)	(983)	-	(1,511)	(74)	(640)	-
Class R-5	-	-	(194)	(21)	(342)	-	(387)	(28)	(278)	-
Class R-6	-	-	(85)	- †	(145)	-	(212)	(1)	(112)	-
Long-term net realized gains:
Class A	(596)	(1,245)	(1,203)	(1,494)	(3,281)	(1,953)	(693)	(1,747)	(274)	(771)
Class R-1	(21)	(42)	(25)	(32)	(69)	(40)	(16)	(39)	(2)	(6)
Class R-2	(457)	(937)	(830)	(1,051)	(1,910)	(1,138)	(362)	(856)	(81)	(255)
Class R-3	(420)	(924)	(739)	(1,031)	(2,056)	(1,347)	(413)	(1,051)	(106)	(363)
Class R-4	(215)	(429)	(368)	(459)	(1,161)	(667)	(191)	(423)	(64)	(189)
Class R-5	(113)	(168)	(118)	(203)	(404)	(212)	(49)	(162)	(28)	(80)
Class R-6	(34)	(38)	(52)	(6)	(172)	(45)	(27)	(7)	(11)	(13)
Total distributions from net realized gain	(1,856)	(3,783)	(8,845)	(4,714)	(16,712)	(5,402)	(15,623)	(5,035)	(6,223)	(1,677)
Total dividends and distributions paid to shareholders	(24,285)	(17,979)	(32,930)	(20,430)	(50,644)	(26,148)	(43,783)	(24,595)	(30,862)	(18,108)

Net capital share transactions	296,817	322,990	290,657	296,645	323,006	366,065	169,792	251,257	26,083	154,550

Total increase in net assets	292,547	454,306	283,863	422,619	319,751	505,593	169,011	354,172	31,143	230,011

Net assets:
Beginning of period	1,260,196	805,890	1,264,323	841,704	1,533,851	1,028,258	1,222,207	868,035	870,979	640,968
End of period	$1,552,743	$1,260,196	$1,548,186	$1,264,323	$1,853,602	$1,533,851	$1,391,218	$1,222,207	$902,122	$870,979

Undistributed net investment income	$12,644	$9,576	$13,898	$10,701	$23,312	$19,067	$19,809	$17,358	$18,189	$16,887

*For the period February 1, 2010, commencement of operations, through October 31, 2010.
†Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). Effective January 1, 2011, the series reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Security valuation – The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Classifications –   The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2011, all of the investment securities for each fund were classified as Level 1.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to its allocation strategy. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. As a result, the value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. These risks may be heightened in connection with investments in emerging market countries.

Management — The investment adviser to the funds and the underlying funds actively manages the funds’ investments. Consequently, the funds and the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2007, the year the series commenced operations. 2055  Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Undistributed ordinary income	$989	$3,270	$3,137	$6,654	$7,864
Undistributed long-term capital gain	134	1,620	1,490	3,396	3,895
Gross unrealized appreciation on investment securities	158	18,758	24,595	47,150	46,953
Gross unrealized depreciation on investment securities	(1,413)	(3,696)	(2,001)	(5,321)	(7,961)
Net unrealized (depreciation) appreciation on investment securities	(1,255)	15,062	22,594	41,829	38,992
Cost of investment securities	53,324	434,496	435,536	867,341	985,781
Reclassification to undistributed net investment income
from undistributed net realized gain	14	313	325	665	652
Reclassification to capital paid in on shares of beneficial interest
from undistributed net investment income	- *	3	1	20	10

*Amount less than one thousand.

	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$12,647	$14,508	$23,501	$20,064	$21,557
Undistributed long-term capital gain	7,718	8,595	10,575	12,826	11,658
Gross unrealized appreciation on investment securities	77,094	47,384	50,266	33,292	14,780
Gross unrealized depreciation on investment securities	(9,846)	(15,866)	(36,197)	(35,721)	(37,766)
Net unrealized (depreciation) appreciation on investment securities	67,248	31,518	14,069	(2,429)	(22,986)
Cost of investment securities	1,486,187	1,517,523	1,840,358	1,394,503	925,445
Reclassification to undistributed net investment income
from undistributed net realized gain	1,161	2,126	2,436	1,950	1,007
Reclassification to capital paid in on shares of beneficial interest
from undistributed net investment income	8	6	14	10	4

*Amount less than one thousand.

6.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares, and American Funds Service Company® ("AFS"), the series’ transfer agent.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver will remain in effect through at least December 31, 2012, and can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its start-up period. This reimbursement will remain in effect through at least December 31, 2012. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2011, there were no unreimbursed expenses subject to reimbursement for Class A.

Transfer agent services — The series has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes. This reimbursement will remain in effect through December 31, 2011.

Expenses under the agreements described on the previous page for the year ended October 31, 2011, were as follows (dollars in thousands):

			Administrative services
	Distribution services	Transfer agent services	CRMC administrative services		Transfer agent services		Transfer agent services reimbursement
2055 Fund
Class A	$25	$3	$13		$-		$-
Class R-1	1	Included in administrative services	-	*	-	*	- *
Class R-2	59		8		15		-
Class R-3	33		7		5		-
Class R-4	6		2		-	*	-
Class R-5	Not applicable		2		-	*	-
Class R-6	Not applicable		Not applicable		-	*	-
Total	$124	$3	$32		$20		$- *

2050 Fund
Class A	$340	$42	$153		$-		$-
Class R-1	30	Included in administrative services	3		2		(2)
Class R-2	823		109		224		-
Class R-3	417		83		68		-
Class R-4	105		42		3		-
Class R-5	Not applicable		8		1		-
Class R-6	Not applicable		Not applicable		-	*	-
Total	$1,715	$42	$398		$298		$(2)

2045 Fund
Class A	$298	$38	$137		$-		$-
Class R-1	37	Included in administrative services	4		2		(2)
Class R-2	842		112		229		-
Class R-3	460		91		75		-
Class R-4	97		38		3		-
Class R-5	Not applicable		9		1		-
Class R-6	Not applicable		Not applicable		1		-
Total	$1,734	$38	$391		$311		$(2)

2040 Fund
Class A	$597	$77	$278		$-		$-
Class R-1	82	Included in administrative services	8		4		(4)
Class R-2	1,527		203		416		-
Class R-3	909		181		149		-
Class R-4	248		99		9		-
Class R-5	Not applicable		24		3		-
Class R-6	Not applicable		Not applicable		1		-
Total	$3,363	$77	$793		$582		$(4)

2035 Fund
Class A	$714	$91	$328		$-		$-
Class R-1	89	Included in administrative services	9		5		(5)
Class R-2	1,853		246		505		-
Class R-3	1,032		206		169		-
Class R-4	239		94		8		-
Class R-5	Not applicable		22		3		-
Class R-6	Not applicable		Not applicable		1		-
Total	$3,927	$91	$905		$691		$(5)

2030 Fund
Class A	$1,039	$129	$461		$-		$-
Class R-1	163	Included in administrative services	17		8		(8)
Class R-2	2,655		352		724		-
Class R-3	1,658		331		272		-
Class R-4	441		174		15		-
Class R-5	Not applicable		44		5		-
Class R-6	Not applicable		Not applicable		2		-
Total	$5,956	$129	$1,379		$1,026		$(8)

2025 Fund
Class A	$1,152	$145	$519		$-		$-
Class R-1	108	Included in administrative services	11		5		(5)
Class R-2	2,683		356		731		-
Class R-3	1,636		327		268		-
Class R-4	413		163		14		-
Class R-5	Not applicable		27		3		-
Class R-6	Not applicable		Not applicable		2		-
Total	$5,992	$145	$1,403		$1,023		$(5)

2020 Fund
Class A	$1,438	$174	$626		$-		$-
Class R-1	134	Included in administrative services	13		7		(7)
Class R-2	2,695		358		734		-
Class R-3	1,969		393		322		-
Class R-4	574		227		19		-
Class R-5	Not applicable		39		5		-
Class R-6	Not applicable		Not applicable		2		-
Total	$6,810	$174	$1,656		$1,089		$(7)

2015 Fund
Class A	$1,218	$146	$522		$-		$-
Class R-1	120	Included in administrative services	12		6		(6)
Class R-2	2,033		270		552		-
Class R-3	1,572		314		257		-
Class R-4	365		144		12		-
Class R-5	Not applicable		20		3		-
Class R-6	Not applicable		Not applicable		1		-
Total	$5,308	$146	$1,282		$831		$(6)

2010 Fund
Class A	$1,017	$120	$427		$-		$-
Class R-1	32	Included in administrative services	3		2		(2)
Class R-2	972		129		264		-
Class R-3	828		165		135		-
Class R-4	251		99		9		-
Class R-5	Not applicable		20		2		-
Class R-6	Not applicable		Not applicable		1		-
Total	$3,100	$120	$843		$413		$(2)

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net decrease in the value of the deferred amounts as follows:

		Decrease
		in value
	Current fees	of deferred amounts
2055 Fund	$164	$(2)
2050 Fund	2,622	(72)
2045 Fund	2,570	(59)
2040 Fund	5,305	(129)
2035 Fund	6,043	(165)
2030 Fund	9,328	(246)
2025 Fund	9,342	(281)
2020 Fund	11,173	(362)
2015 Fund	8,679	(309)
2010 Fund	5,918	(255)

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7.	Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2011, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$46,488	$7,619
2050 Fund	108,831	7,330
2045 Fund	129,177	5,966
2040 Fund	216,738	11,569
2035 Fund	229,264	14,156
2030 Fund	328,589	29,393
2025 Fund	327,608	39,954
2020 Fund	431,892	118,534
2015 Fund	256,823	97,726
2010 Fund	189,542	167,443

8.	Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2011, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$20,821	1,823	$63,972	6,901	$65,203	6,893	$116,188	12,259	$121,895	12,949
Reinvestments of dividends and distributions	144	13	4,413	479	3,407	363	5,420	577	7,428	796
Repurchases(1)	(6,629)	(585)	(30,191)	(3,269)	(23,292)	(2,466)	(48,310)	(5,113)	(56,445)	(6,041)
Total Class A transactions	14,336	1,251	38,194	4,111	45,318	4,790	73,298	7,723	72,878	7,704
Class R-1
Sales(1)	83	7	2,444	267	2,091	223	5,220	561	4,160	449
Reinvestments of dividends and distributions	_ (2)	_ (2)	71	8	73	8	105	11	156	16
Repurchases(1)	(16)	(1)	(2,039)	(227)	(1,511)	(162)	(3,720)	(403)	(1,754)	(188)
Total Class R-1 transactions	67	6	476	48	653	69	1,605	169	2,562	277
Class R-2
Sales(1)	16,790	1,487	50,963	5,564	58,516	6,288	95,478	10,257	107,445	11,591
Reinvestments of dividends and distributions	55	5	2,612	287	2,286	247	2,958	318	4,336	470
Repurchases(1)	(5,760)	(512)	(28,993)	(3,165)	(31,656)	(3,404)	(55,685)	(5,969)	(65,797)	(7,096)
Total Class R-2 transactions	11,085	980	24,582	2,686	29,146	3,131	42,751	4,606	45,984	4,965
Class R-3
Sales(1)	16,529	1,455	45,312	4,913	50,796	5,415	90,773	9,633	100,704	10,753
Reinvestments of dividends and distributions	65	6	2,170	237	2,030	218	3,073	328	4,010	432
Repurchases(1)	(8,596)	(755)	(29,051)	(3,146)	(25,707)	(2,745)	(51,844)	(5,517)	(52,246)	(5,595)
Total Class R-3 transactions	7,998	706	18,431	2,004	27,119	2,888	42,002	4,444	52,468	5,590
Class R-4
Sales(1)	5,959	527	23,777	2,566	23,050	2,444	51,529	5,479	48,828	5,232
Reinvestments of dividends and distributions	20	2	1,107	120	895	95	1,925	205	2,079	223
Repurchases(1)	(3,670)	(325)	(10,452)	(1,138)	(9,154)	(982)	(28,021)	(2,971)	(27,308)	(2,917)
Total Class R-4 transactions	2,309	204	14,432	1,548	14,791	1,557	25,433	2,713	23,599	2,538
Class R-5
Sales(1)	2,136	183	11,643	1,244	12,709	1,342	27,533	2,872	27,113	2,848
Reinvestments of dividends and distributions	51	5	477	52	468	50	1,043	110	1,044	112
Repurchases(1)	(311)	(27)	(3,644)	(393)	(5,504)	(586)	(12,777)	(1,359)	(12,393)	(1,335)
Total Class R-5 transactions	1,876	161	8,476	903	7,673	806	15,799	1,623	15,764	1,625
Class R-6
Sales(1)	1,857	155	4,578	489	6,932	734	12,554	1,330	13,304	1,418
Reinvestments of dividends and distributions	3	_ (2)	154	16	206	21	343	37	371	40
Repurchases(1)	(813)	(76)	(3,733)	(411)	(5,998)	(657)	(8,026)	(870)	(9,357)	(1,036)
Total Class R-6 transactions	1,047	79	999	94	1,140	98	4,871	497	4,318	422

Total net increase	$38,718	3,387	$105,590	11,394	$125,840	13,339	$205,759	21,775	$217,573	23,121

See page 38 for footnotes.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$165,035	17,416	$192,974	20,800	$239,136	25,918	$189,697	20,343	$141,116	15,202
Reinvestments of dividends and distributions	8,551	912	12,775	1,395	19,280	2,125	18,114	1,982	15,284	1,679
Repurchases(1)	(87,348)	(9,285)	(104,688)	(11,331)	(135,302)	(14,692)	(137,654)	(14,786)	(143,954)	(15,456)
Total Class A transactions	86,238	9,043	101,061	10,864	123,114	13,351	70,157	7,539	12,446	1,425
Class R-1
Sales(1)	8,930	953	4,386	478	6,678	731	5,227	569	1,538	167
Reinvestments of dividends and distributions	212	23	206	23	330	36	350	39	89	10
Repurchases(1)	(6,171)	(657)	(2,736)	(299)	(4,106)	(451)	(4,809)	(520)	(1,339)	(144)
Total Class R-1 transactions	2,971	319	1,856	202	2,902	316	768	88	288	33
Class R-2
Sales(1)	144,434	15,483	150,263	16,442	140,323	15,427	101,805	11,064	53,384	5,810
Reinvestments of dividends and distributions	4,744	511	6,923	764	9,285	1,034	7,976	882	3,775	418
Repurchases(1)	(86,143)	(9,269)	(93,866)	(10,295)	(94,679)	(10,435)	(77,520)	(8,419)	(51,730)	(5,632)
Total Class R-2 transactions	63,035	6,725	63,320	6,911	54,929	6,026	32,261	3,527	5,429	596
Class R-3
Sales(1)	141,574	15,046	143,795	15,615	163,356	17,854	128,265	13,852	73,134	7,903
Reinvestments of dividends and distributions	5,218	559	7,054	773	11,090	1,228	10,054	1,105	5,491	605
Repurchases(1)	(85,727)	(9,171)	(84,934)	(9,307)	(115,167)	(12,607)	(102,539)	(11,076)	(76,260)	(8,253)
Total Class R-3 transactions	61,065	6,434	65,915	7,081	59,279	6,475	35,780	3,881	2,365	255
Class R-4
Sales(1)	85,106	9,034	80,393	8,708	97,752	10,607	61,912	6,658	43,926	4,730
Reinvestments of dividends and distributions	3,117	333	3,917	427	6,866	758	5,036	551	3,651	401
Repurchases(1)	(40,226)	(4,277)	(49,461)	(5,325)	(58,923)	(6,405)	(48,271)	(5,196)	(43,027)	(4,631)
Total Class R-4 transactions	47,997	5,090	34,849	3,810	45,695	4,960	18,677	2,013	4,550	500
Class R-5
Sales(1)	46,160	4,834	39,386	4,207	56,239	6,048	28,789	3,074	24,521	2,617
Reinvestments of dividends and distributions	1,838	195	1,368	149	2,573	283	1,380	150	1,698	186
Repurchases(1)	(22,554)	(2,375)	(23,006)	(2,491)	(27,058)	(2,921)	(17,803)	(1,913)	(25,845)	(2,755)
Total Class R-5 transactions	25,444	2,654	17,748	1,865	31,754	3,410	12,366	1,311	374	48
Class R-6
Sales(1)	22,204	2,342	18,340	1,980	20,817	2,254	15,663	1,682	12,829	1,374
Reinvestments of dividends and distributions	562	60	611	67	1,107	122	764	84	693	76
Repurchases(1)	(12,699)	(1,383)	(13,043)	(1,459)	(16,591)	(1,833)	(16,644)	(1,817)	(12,891)	(1,392)
Total Class R-6 transactions	10,067	1,019	5,908	588	5,333	543	(217)	(51)	631	58

Total net increase	$296,817	31,284	$290,657	31,321	$323,006	35,081	$169,792	18,308	$26,083	2,915

See page 38 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2010, were as follows (dollars and shares in thousands):

	2055 Fund(3)		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$7,035	679	$61,875	7,290	$52,117	6,050	$100,416	11,704	$111,679	13,065
Reinvestments of dividends and distributions	-	-	2,388	281	1,581	183	3,385	395	4,570	535
Repurchases(1)	(1,879)	(184)	(28,522)	(3,374)	(20,721)	(2,410)	(33,255)	(3,892)	(45,379)	(5,326)
Total Class A transactions	5,156	495	35,741	4,197	32,977	3,823	70,546	8,207	70,870	8,274
Class R-1
Sales(1)	17	2	1,879	225	2,151	253	4,006	475	4,101	488
Reinvestments of dividends and distributions	-	-	41	5	46	5	75	9	90	11
Repurchases(1)	(1)	_ (2)	(1,530)	(185)	(1,194)	(137)	(1,568)	(186)	(1,313)	(157)
Total Class R-1 transactions	16	2	390	45	1,003	121	2,513	298	2,878	342
Class R-2
Sales(1)	3,857	372	42,271	5,038	46,142	5,434	78,621	9,294	91,121	10,790
Reinvestments of dividends and distributions	-	-	1,334	158	958	112	1,943	229	2,607	308
Repurchases(1)	(1,520)	(149)	(19,064)	(2,263)	(17,982)	(2,121)	(34,249)	(4,045)	(38,857)	(4,581)
Total Class R-2 transactions	2,337	223	24,541	2,933	29,118	3,425	46,315	5,478	54,871	6,517
Class R-3
Sales(1)	4,716	451	40,471	4,798	39,853	4,664	75,343	8,826	77,066	9,046
Reinvestments of dividends and distributions	-	-	1,412	167	1,061	123	2,155	252	2,657	312
Repurchases(1)	(1,734)	(169)	(35,259)	(4,202)	(26,252)	(3,080)	(45,030)	(5,293)	(48,180)	(5,661)
Total Class R-3 transactions	2,982	282	6,624	763	14,662	1,707	32,468	3,785	31,543	3,697
Class R-4
Sales(1)	1,051	103	20,389	2,402	16,191	1,886	44,526	5,190	41,803	4,889
Reinvestments of dividends and distributions	-	-	518	61	387	45	1,074	125	1,147	134
Repurchases(1)	(247)	(24)	(9,249)	(1,093)	(6,601)	(768)	(14,991)	(1,751)	(16,408)	(1,911)
Total Class R-4 transactions	804	79	11,658	1,370	9,977	1,163	30,609	3,564	26,542	3,112
Class R-5
Sales(1)	2,118	213	5,944	700	8,006	937	21,945	2,569	16,468	1,934
Reinvestments of dividends and distributions	-	-	254	30	299	35	622	72	760	89
Repurchases(1)	(63)	(6)	(4,162)	(488)	(6,606)	(760)	(10,846)	(1,260)	(11,747)	(1,366)
Total Class R-5 transactions	2,055	207	2,036	242	1,699	212	11,721	1,381	5,481	657
Class R-6
Sales(1)	153	15	3,833	447	5,280	607	8,381	970	10,547	1,226
Reinvestments of dividends and distributions	-	-	18	2	4	1	61	7	6	1
Repurchases(1)	(50)	(5)	(801)	(94)	(833)	(96)	(1,396)	(163)	(1,783)	(210)
Total Class R-6 transactions	103	10	3,050	355	4,451	512	7,046	814	8,770	1,017

Total net increase	$13,453	1,298	$84,040	9,905	$93,887	10,963	$201,218	23,527	$200,955	23,616

(1) Includes exchanges between share classes of the fund.
(2) Amount less than one thousand.
(3) For the period February 1, 2010, commencement of operations, through October 31, 2010.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$152,869	17,881	$171,334	20,214	$224,326	26,162	$192,742	21,962	$184,970	21,113
Reinvestments of dividends and distributions	6,485	759	7,744	917	10,123	1,190	10,603	1,220	8,637	997
Repurchases(1)	(62,773)	(7,348)	(67,379)	(7,989)	(103,344)	(12,079)	(119,303)	(13,637)	(97,596)	(11,094)
Total Class A transactions	96,581	11,292	111,699	13,142	131,105	15,273	84,042	9,545	96,011	11,016
Class R-1
Sales(1)	6,791	802	5,477	657	5,883	698	6,569	759	1,710	195
Reinvestments of dividends and distributions	168	19	133	16	163	20	204	24	56	6
Repurchases(1)	(3,269)	(386)	(2,137)	(258)	(2,898)	(343)	(3,380)	(393)	(1,425)	(162)
Total Class R-1 transactions	3,690	435	3,473	415	3,148	375	3,393	390	341	39
Class R-2
Sales(1)	126,382	14,956	123,217	14,734	133,690	15,765	108,204	12,484	60,744	6,985
Reinvestments of dividends and distributions	3,690	436	4,246	508	4,670	553	4,248	494	2,283	265
Repurchases(1)	(50,872)	(6,007)	(51,416)	(6,143)	(61,535)	(7,259)	(53,560)	(6,186)	(46,347)	(5,323)
Total Class R-2 transactions	79,200	9,385	76,047	9,099	76,825	9,059	58,892	6,792	16,680	1,927
Class R-3
Sales(1)	128,517	15,051	123,949	14,722	160,749	18,859	118,623	13,615	85,899	9,818
Reinvestments of dividends and distributions	4,230	497	4,752	566	6,260	738	5,799	670	3,713	430
Repurchases(1)	(73,246)	(8,631)	(79,113)	(9,424)	(100,932)	(11,846)	(76,442)	(8,780)	(79,251)	(9,057)
Total Class R-3 transactions	59,501	6,917	49,588	5,864	66,077	7,751	47,980	5,505	10,361	1,191
Class R-4
Sales(1)	66,338	7,763	65,716	7,759	105,688	12,339	67,115	7,656	62,364	7,114
Reinvestments of dividends and distributions	2,226	261	2,350	279	3,449	405	2,569	296	2,145	248
Repurchases(1)	(27,532)	(3,220)	(29,479)	(3,488)	(55,294)	(6,439)	(27,382)	(3,122)	(47,452)	(5,419)
Total Class R-4 transactions	41,032	4,804	38,587	4,550	53,843	6,305	42,302	4,830	17,057	1,943
Class R-5
Sales(1)	43,187	5,042	20,704	2,451	38,362	4,479	18,296	2,075	28,264	3,202
Reinvestments of dividends and distributions	951	111	1,139	135	1,189	139	1,060	122	973	112
Repurchases(1)	(14,038)	(1,623)	(18,321)	(2,154)	(21,190)	(2,462)	(19,549)	(2,214)	(24,151)	(2,753)
Total Class R-5 transactions	30,100	3,530	3,522	432	18,361	2,156	(193)	(17)	5,086	561
Class R-6
Sales(1)	16,334	1,903	16,321	1,927	21,880	2,550	18,214	2,081	11,700	1,327
Reinvestments of dividends and distributions	210	25	31	4	245	29	44	5	158	19
Repurchases(1)	(3,658)	(428)	(2,623)	(307)	(5,419)	(629)	(3,417)	(389)	(2,844)	(320)
Total Class R-6 transactions	12,886	1,500	13,729	1,624	16,706	1,950	14,841	1,697	9,014	1,026

Total net increase	$322,990	37,863	$296,645	35,126	$366,065	42,869	$251,257	28,742	$154,550	17,703

(1) Includes exchanges between share classes of the fund.
(2) Amount less than one thousand.
(3) For the period February 1, 2010, commencement of operations, through October 31, 2010.

Financial highlights

		Income (loss) from investment operations(1)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(4)		Ratio of expenses to average net assets after reimbursements/ waivers(3)(4)		Net effective expense ratio(5)		Ratio of net income to average net asets(3)

American Funds 2055 Target Date Retirement Fund
Class A:
10/31/11	$11.12	$.18	$.06	$.24	$(.15)	$(.07)	$(.22)	$11.14	2.11%	$19,454	.76%		.39%		.79%		1.57%
10/31/10(6)	10.00	.11	1.01	1.12	-	-	-	11.12	11.20	5,507	.89	(7)	.36	(7)	.78	(7)	1.37	(7)
Class R-1:
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10(6)	10.00	.04	1.01	1.05	-	-	-	11.05	10.50	17	1.83	(7)	1.16	(7)	1.58	(7)	.58	(7)
Class R-2:
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10(6)	10.00	.05	1.01	1.06	-	-	-	11.06	10.60	2,466	1.68	(7)	1.11	(7)	1.53	(7)	.60	(7)
Class R-3:
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10(6)	10.00	.07	1.02	1.09	-	-	-	11.09	10.90	3,126	1.45	(7)	.74	(7)	1.16	(7)	.95	(7)
Class R-4:
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155	.77		.42		.82		1.45
10/31/10(6)	10.00	.11	1.00	1.11	-	-	-	11.11	11.10	873	.89	(7)	.42	(7)	.84	(7)	1.48	(7)
Class R-5:
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117	.51		.11		.51		1.93
10/31/10(6)	10.00	.15	.99	1.14	-	-	-	11.14	11.40	2,311	.45	(7)	.12	(7)	.54	(7)	1.93	(7)
Class R-6:
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992	.24		.06		.46		1.26
10/31/10(6)	10.00	.13	1.01	1.14	-	-	-	11.14	11.40	107	.62	(7)	.07	(7)	.49	(7)	1.66	(7)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/11	$9.13	$.16	$.05	$.21	$(.17)	$(.13)	$(.30)	$9.04	2.18%	$168,621	.49%		.39%		.79%		1.75%
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836	.49		.39		.81		1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07(8)	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	22,188	.79	(7)	.35	(7)	.77	(7)	1.18	(7)
Class R-1:
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	174	1.95	(7)	1.07	(7)	1.49	(7)	.42	(7)
Class R-2:
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	11,695	1.56	(7)	1.08	(7)	1.50	(7)	.39	(7)
Class R-3:
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952	.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07(8)	10.00	.06	1.34	1.40	-	-	-	11.40	14.00	7,383	1.17	(7)	.65	(7)	1.07	(7)	.79	(7)
Class R-4:
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162	.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07(8)	10.00	.08	1.35	1.43	-	-	-	11.43	14.30	2,597	.88	(7)	.32	(7)	.74	(7)	.94	(7)
Class R-5:
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117	.19		.09		.49		2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07(8)	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,214	.41	(7)	.02	(7)	.44	(7)	1.28	(7)
Class R-6:
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504	.14		.04		.44		2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679	.14		.04		.46		1.77
10/31/09(9)	7.00	.04	1.04	1.08	-	-	-	8.08	15.43	376	.08		.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/11	$9.27	$.16	$.04	$.20	$(.16)	$(.10)	$(.26)	$9.21	2.15%	$157,029	.49%		.39%		.79%		1.74%
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675	.49		.39		.81		1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_(10)	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07(8)	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	12,036	1.07	(7)	.35	(7)	.77	(7)	1.18	(7)
Class R-1:
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	_(10)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	276	2.04	(7)	1.07	(7)	1.49	(7)	.32	(7)
Class R-2:
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_(10)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	5,083	2.15	(7)	1.08	(7)	1.50	(7)	.37	(7)
Class R-3:
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208	.82		.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383	.84		.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_(10)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07(8)	10.00	.03	1.37	1.40	-	-	-	11.40	14.00	6,894	1.37	(7)	.65	(7)	1.07	(7)	.36	(7)
Class R-4:
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726	.50		.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605	.50		.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	_(10)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07(8)	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	1,003	1.32	(7)	.32	(7)	.74	(7)	1.18	(7)
Class R-5:
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175	.19		.09		.49		1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802	.20		.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_(10)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07(8)	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,444	.49	(7)	.02	(7)	.44	(7)	1.18	(7)
Class R-6:
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696	.15		.05		.45		2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814	.13		.04		.46		1.60
10/31/09(9)	7.07	.02	1.08	1.10	-	-	-	8.17	15.56	50	.14		.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/11	$9.23	$.17	$.03	$.20	$(.16)	$(.04)	$(.20)	$9.23	2.15%	$308,636	.47%		.37%		.77%		1.76%
10/31/10	$8.13	$.15	$1.14	$1.29	$(.15)	$(.04)	$(.19)	9.23	15.94	237,418	.48		.38		.80		1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07(8)	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	29,211	.72	(7)	.35	(7)	.77	(7)	1.16	(7)
Class R-1:
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28		1.13		1.53		.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	583	1.59	(7)	1.07	(7)	1.49	(7)	.33	(7)
Class R-2:
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18		1.08		1.48		1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	12,716	1.59	(7)	1.08	(7)	1.50	(7)	.36	(7)
Class R-3:
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629	.81		.71		1.11		1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028	.82		.72		1.14		1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07(8)	10.00	.04	1.36	1.40	-	-	-	11.40	14.00	16,501	1.03	(7)	.65	(7)	1.07	(7)	.54	(7)
Class R-4:
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018	.48		.38		.78		1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031	.49		.38		.80		1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07(8)	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	4,537	.72	(7)	.32	(7)	.74	(7)	1.19	(7)
Class R-5:
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123	.18		.08		.48		2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033	.20		.09		.51		1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07(8)	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	3,119	.34	(7)	.02	(7)	.44	(7)	1.31	(7)
Class R-6:
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616	.13		.03		.43		2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012	.14		.04		.46		1.82
10/31/09(11)	7.62	.03	.48	.51	-	-	-	8.13	6.69	2,179	.05		.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/11	$9.20	$.17	$.03	$.20	$(.17)	$(.06)	$(.23)	$9.17	2.25%	$356,943	.47%		.37%		.77%		1.85%
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023	.49		.38		.80		1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_(10)	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07(8)	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	44,324	.65	(7)	.35	(7)	.77	(7)	1.15	(7)
Class R-1:
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27		1.12		1.52		1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	_(10)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	408	1.62	(7)	1.07	(7)	1.49	(7)	.41	(7)
Class R-2:
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18		1.08		1.48		1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_(10)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(8)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	19,489	1.43	(7)	1.08	(7)	1.50	(7)	.40	(7)
Class R-3:
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057	.81		.71		1.11		1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728	.82		.71		1.13		1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_(10)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07(8)	10.00	.05	1.35	1.40	-	-	-	11.40	14.00	25,417	.93	(7)	.65	(7)	1.07	(7)	.64	(7)
Class R-4:
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803	.48		.38		.78		1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769	.49		.38		.80		1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	_(10)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07(8)	10.00	.09	1.34	1.43	-	-	-	11.43	14.30	6,325	.65	(7)	.32	(7)	.74	(7)	1.17	(7)
Class R-5:
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885	.18		.08		.48		2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971	.19		.09		.51		2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_(10)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07(8)	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	4,203	.27	(7)	.02	(7)	.44	(7)	1.30	(7)
Class R-6:
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278	.13		.03		.43		2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411	.13		.03		.45		1.65
10/31/09(9)	7.03	.03	1.06	1.09	-	-	-	8.12	15.36	29	.22		.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/11	$9.21	$.18	$.04	$.22	$(.17)	$(.01)	$(.18)	$9.25	2.44%	$493,241	.48%		.38%		.78%		1.88%
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921	.48		.38		.79		1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	_(10)	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07(8)	10.00	.10	1.29	1.39	-	-	-	11.39	13.90	61,637	.61	(7)	.35	(7)	.77	(7)	1.22	(7)
Class R-1:
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26		1.11		1.51		1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	_(10)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(8)	10.00	.03	1.30	1.33	-	-	-	11.33	13.30	1,973	1.38	(7)	1.07	(7)	1.49	(7)	.39	(7)
Class R-2:
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17		1.07		1.47		1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	_(10)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(8)	10.00	.04	1.29	1.33	-	-	-	11.33	13.30	25,085	1.35	(7)	1.08	(7)	1.50	(7)	.48	(7)
Class R-3:
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121	.80		.70		1.10		1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041	.82		.71		1.12		1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	_(10)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07(8)	10.00	.06	1.31	1.37	-	-	-	11.37	13.70	34,337	.90	(7)	.65	(7)	1.07	(7)	.73	(7)
Class R-4:
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059	.48		.38		.78		1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399	.49		.38		.79		1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	_(10)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07(8)	10.00	.10	1.30	1.40	-	-	-	11.40	14.00	12,677	.61	(7)	.32	(7)	.74	(7)	1.24	(7)
Class R-5:
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636	.17		.07		.47		2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589	.19		.08		.49		2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	_(10)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07(8)	10.00	.11	1.31	1.42	-	-	-	11.42	14.20	5,261	.25	(7)	.02	(7)	.44	(7)	1.42	(7)
Class R-6:
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319	.12		.02		.42		2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766	.14		.03		.44		2.04
10/31/09(9)	7.05	.04	1.04	1.08	-	-	-	8.13	15.32	5,207	.05		.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/11	$9.09	$.18	$.06	$.24	$(.18)	$(.06)	$(.24)	$9.09	2.79%	$551,679	.47%		.37%		.76%		1.94%
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498	.48		.38		.78		1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	_(10)	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07(8)	10.00	.10	1.27	1.37	-	-	-	11.37	13.70	86,450	.60	(7)	.35	(7)	.77	(7)	1.26	(7)
Class R-1:
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27		1.12		1.51		1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	_(10)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(8)	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	1,118	1.40	(7)	1.07	(7)	1.49	(7)	.49	(7)
Class R-2:
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17		1.07		1.46		1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	_(10)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(8)	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	29,364	1.33	(7)	1.08	(7)	1.50	(7)	.48	(7)
Class R-3:
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012	.80		.70		1.09		1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026	.82		.71		1.11		1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	_(10)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07(8)	10.00	.06	1.29	1.35	-	-	-	11.35	13.50	45,907	.88	(7)	.65	(7)	1.07	(7)	.74	(7)
Class R-4:
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912	.48		.38		.77		1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150	.49		.38		.78		1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	_(10)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07(8)	10.00	.10	1.28	1.38	-	-	-	11.38	13.80	15,153	.57	(7)	.32	(7)	.74	(7)	1.30	(7)
Class R-5:
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377	.17		.07		.46		2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240	.19		.08		.48		2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	_(10)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07(8)	10.00	.12	1.28	1.40	-	-	-	11.40	14.00	5,350	.24	(7)	.02	(7)	.44	(7)	1.46	(7)
Class R-6:
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591	.13		.03		.42		2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203	.13		.03		.43		1.82
10/31/09(9)	7.05	.01	1.02	1.03	-	-	-	8.08	14.61	353	.06		.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/11	$9.14	$.21	$.11	$.32	$(.21)	$(.10)	$(.31)	$9.15	3.50%	$678,416	.48%		.38%		.75%		2.24%
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079	.49		.39		.77		2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	_(10)	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07(8)	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	120,456	.60	(7)	.37	(7)	.78	(7)	1.47	(7)
Class R-1:
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	_(10)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(8)	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	1,475	1.40	(7)	1.07	(7)	1.48	(7)	.69	(7)
Class R-2:
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	_(10)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(8)	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	40,343	1.29	(7)	1.08	(7)	1.49	(7)	.70	(7)
Class R-3:
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705	.80		.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945	.81		.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	_(10)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07(8)	10.00	.08	1.20	1.28	-	-	-	11.28	12.80	60,541	.86	(7)	.65	(7)	1.06	(7)	.99	(7)
Class R-4:
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276	.47		.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854	.49		.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	_(10)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07(8)	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	23,465	.55	(7)	.32	(7)	.73	(7)	1.56	(7)
Class R-5:
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372	.17		.07		.44		2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932	.19		.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	_(10)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07(8)	10.00	.14	1.19	1.33	-	-	-	11.33	13.30	5,773	.23	(7)	.02	(7)	.43	(7)	1.79	(7)
Class R-6:
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185	.12		.02		.39		2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170	.14		.03		.41		2.47
10/31/09(9)	7.23	.05	.95	1.00	-	-	-	8.23	13.83	8,324	.04		.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/11	$9.31	$.22	$.13	$.35	$(.23)	$(.12)	$(.35)	$9.31	3.74%	$555,824	.48%		.38%		.73%		2.34%
10/31/10	$8.45	$.22	$.89	$1.11	$(.20)	$(.05)	$(.25)	9.31	13.27	485,697	.50		.39		.75		2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	_(10)	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07(8)	10.00	.15	1.01	1.16	-	-	-	11.16	11.60	120,871	.61	(7)	.37	(7)	.78	(7)	1.90	(7)
Class R-1:
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27		1.12		1.47		1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	_(10)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(8)	10.00	.09	1.02	1.11	-	-	-	11.11	11.10	1,085	1.39	(7)	1.07	(7)	1.48	(7)	1.16	(7)
Class R-2:
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17		1.07		1.42		1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	_(10)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(8)	10.00	.09	1.01	1.10	-	-	-	11.10	11.00	30,602	1.30	(7)	1.08	(7)	1.49	(7)	1.15	(7)
Class R-3:
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498	.80		.70		1.05		2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863	.82		.71		1.07		2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	_(10)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07(8)	10.00	.12	1.02	1.14	-	-	-	11.14	11.40	52,436	.86	(7)	.65	(7)	1.06	(7)	1.48	(7)
Class R-4:
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013	.48		.38		.73		2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314	.49		.38		.74		2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	_(10)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07(8)	10.00	.16	1.01	1.17	-	-	-	11.17	11.70	20,916	.54	(7)	.32	(7)	.73	(7)	1.96	(7)
Class R-5:
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120	.17		.07		.42		2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822	.19		.08		.44		2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	_(10)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07(8)	10.00	.17	1.02	1.19	-	-	-	11.19	11.90	5,250	.23	(7)	.02	(7)	.43	(7)	2.16	(7)
Class R-6:
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701	.13		.03		.38		2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167	.13		.03		.39		2.49
10/31/09(9)	7.49	.04	.93	.97	-	-	-	8.46	12.95	286	.06		.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/11	$9.33	$.27	$.11	$.38	$(.27)	$(.07)	$(.34)	$9.37	4.17%	$443,287	.49%		.39%		.74%		2.93%
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	$9.33	13.20	427,948	.51		.40		.74		3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07(8)	10.00	.18	.90	1.08	-	-	-	11.08	10.80	115,796	.60	(7)	.37	(7)	.77	(7)	2.31	(7)
Class R-1:
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(8)	10.00	.13	.90	1.03	-	-	-	11.03	10.30	986	1.35	(7)	1.07	(7)	1.47	(7)	1.64	(7)
Class R-2:
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(8)	10.00	.12	.91	1.03	-	-	-	11.03	10.30	22,695	1.34	(7)	1.08	(7)	1.48	(7)	1.58	(7)
Class R-3:
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705	.81		.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606	.82		.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07(8)	10.00	.15	.91	1.06	-	-	-	11.06	10.60	44,224	.87	(7)	.65	(7)	1.05	(7)	1.88	(7)
Class R-4:
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670	.48		.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544	.49		.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07(8)	10.00	.19	.90	1.09	-	-	-	11.09	10.90	19,354	.57	(7)	.32	(7)	.72	(7)	2.35	(7)
Class R-5:
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640	.18		.08		.43		3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997	.19		.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07(8)	10.00	.20	.91	1.11	-	-	-	11.11	11.10	9,131	.29	(7)	.02	(7)	.42	(7)	2.57	(7)
Class R-6:
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646	.13		.03		.38		3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033	.14		.03		.37		3.27
10/31/09(9)	7.55	.08	.85	.93	-	-	-	8.48	12.32	4,016	.05		.01		.39		.91

	Period ended October 31
Portfolio turnover rate for all share classes	2011	2010		2009		2008		2007(8)
2055 Fund	23%	44%	(6)	-%		-%		-%
2050 Fund	2	7		5		5		1
2045 Fund	1	4		-	(12)	2		-	(12)
2040 Fund	1	2		1		2		1
2035 Fund	1	2		-	(12)	-	(12)	-	(12)
2030 Fund	2	1		-	(12)	2		-	(12)
2025 Fund	3	3		1		1		1
2020 Fund	7	8		1		1		-	(12)
2015 Fund	7	13		2		3		-	(12)
2010 Fund	19	21		5		12		8

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(4)This column does not include expenses of the underlying funds in which each fund invests.
(5)This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 52 to 57 for further information regarding fees and expenses.

(6)For the period February 1, 2010, commencement of operations, through October 31, 2010.
(7)Annualized.
(8)For the period February 1, 2007, commencement of operations, through October 31, 2007.
(9)For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
(10)Amount less than $.01.
(11)For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
(12)Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended (as to American Funds 2055 Target Date Retirement Fund for the period from February 1, 2010 (commencement of operations) through October 31, 2010 and for the year ended October 31, 2011), and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2011, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (as to American Funds 2055 Target Date Retirement Fund for the period from February 1, 2010 (commencement of operations) through October 31, 2010 and for the year ended October 31, 2011), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 9, 2011

Expense example
           unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2011, through October 31, 2011).

Actual expenses:
The first line of each share class in the table on pages 53 to 57 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 53 to 57 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2011	Ending account value 10/31/2011	Expenses paid during period(1)(2)	Annualized expense ratio(2)	Effective expenses paid during period(3)	Effective annualized expense ratio(4)

American Funds 2055 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$910.13	$1.83	.38%	$3.76	.78%
Class A -- assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class R-1 -- actual return	1,000.00	906.48	5.62	1.17	7.54	1.57
Class R-1 -- assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.98	1.57
Class R-2 -- actual return	1,000.00	907.15	5.38	1.12	7.31	1.52
Class R-2 -- assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.73	1.52
Class R-3 -- actual return	1,000.00	908.27	3.61	.75	5.53	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.42	3.82	.75	5.85	1.15
Class R-4 -- actual return	1,000.00	909.39	2.02	.42	3.95	.82
Class R-4 -- assumed 5% return	1,000.00	1,023.09	2.14	.42	4.18	.82
Class R-5 -- actual return	1,000.00	911.17	.58	.12	2.50	.52
Class R-5 -- assumed 5% return	1,000.00	1,024.60	.61	.12	2.65	.52
Class R-6 -- actual return	1,000.00	911.24	.29	.06	2.22	.46
Class R-6 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$910.37	$1.73	.36%	$3.66	.76%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-1 -- actual return	1,000.00	906.12	5.33	1.11	7.25	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 -- actual return	1,000.00	907.24	5.14	1.07	7.07	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-3 -- actual return	1,000.00	908.81	3.37	.70	5.29	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.60	1.10
Class R-4 -- actual return	1,000.00	910.28	1.78	.37	3.71	.77
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 -- actual return	1,000.00	910.82	.34	.07	2.26	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 -- actual return	1,000.00	911.56	.10	.02	2.02	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$910.08	$1.73	.36%	$3.66	.76%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-1 -- actual return	1,000.00	907.00	5.34	1.11	7.26	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 -- actual return	1,000.00	906.81	5.14	1.07	7.07	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-3 -- actual return	1,000.00	908.45	3.37	.70	5.29	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.60	1.10
Class R-4 -- actual return	1,000.00	909.99	1.78	.37	3.71	.77
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 -- actual return	1,000.00	911.50	.34	.07	2.26	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 -- actual return	1,000.00	911.24	.10	.02	2.02	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$910.25	$1.69	.35%	$3.61	.75%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-1 -- actual return	1,000.00	906.09	5.33	1.11	7.25	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 -- actual return	1,000.00	907.00	5.14	1.07	7.07	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-3 -- actual return	1,000.00	908.73	3.32	.69	5.24	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 -- actual return	1,000.00	910.17	1.78	.37	3.71	.77
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 -- actual return	1,000.00	910.69	.29	.06	2.22	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 -- actual return	1,000.00	911.42	.10	.02	2.02	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$911.53	$1.69	.35%	$3.61	.75%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class R-1 -- actual return	1,000.00	909.09	5.34	1.11	7.27	1.51
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2 -- actual return	1,000.00	908.36	5.15	1.07	7.07	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-3 -- actual return	1,000.00	911.00	3.32	.69	5.25	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 -- actual return	1,000.00	912.43	1.78	.37	3.71	.77
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 -- actual return	1,000.00	913.86	.29	.06	2.22	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 -- actual return	1,000.00	913.61	.10	.02	2.03	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$914.94	$1.74	.36%	$3.67	.76%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-1 -- actual return	1,000.00	912.00	5.30	1.10	7.23	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2 -- actual return	1,000.00	912.74	5.16	1.07	7.09	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-3 -- actual return	1,000.00	913.43	3.33	.69	5.26	1.09
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 -- actual return	1,000.00	914.85	1.79	.37	3.72	.77
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 -- actual return	1,000.00	916.25	.29	.06	2.22	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 -- actual return	1,000.00	916.99	.10	.02	2.03	.42
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$923.78	$1.70	.35%	$3.59	.74%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.77	.74
Class R-1 -- actual return	1,000.00	920.86	5.37	1.11	7.26	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class R-2 -- actual return	1,000.00	920.70	5.18	1.07	7.07	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.43	1.46
Class R-3 -- actual return	1,000.00	922.37	3.34	.69	5.23	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.50	1.08
Class R-4 -- actual return	1,000.00	923.78	1.79	.37	3.69	.76
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76
Class R-5 -- actual return	1,000.00	925.17	.29	.06	2.18	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 -- actual return	1,000.00	925.96	.10	.02	1.99	.41
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.09	.41
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$946.23	$1.77	.36%	$3.58	.73%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-1 -- actual return	1,000.00	942.41	5.43	1.11	7.25	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class R-2 -- actual return	1,000.00	942.47	5.19	1.06	7.00	1.43
Class R-2 -- assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.27	1.43
Class R-3 -- actual return	1,000.00	943.87	3.38	.69	5.19	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.40	1.06
Class R-4 -- actual return	1,000.00	946.23	1.82	.37	3.63	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class R-5 -- actual return	1,000.00	947.48	.29	.06	2.11	.43
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43
Class R-6 -- actual return	1,000.00	947.37	.10	.02	1.91	.39
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	1.99	.39
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$960.78	$1.78	.36%	$3.51	.71%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-1 -- actual return	1,000.00	957.12	5.48	1.11	7.20	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class R-2 -- actual return	1,000.00	957.16	5.23	1.06	6.96	1.41
Class R-2 -- assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.17	1.41
Class R-3 -- actual return	1,000.00	959.54	3.41	.69	5.14	1.04
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.30	1.04
Class R-4 -- actual return	1,000.00	960.78	1.83	.37	3.56	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class R-5 -- actual return	1,000.00	962.01	.30	.06	2.03	.41
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.09	.41
Class R-6 -- actual return	1,000.00	961.90	.10	.02	1.83	.37
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	1.89	.37
American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$976.04	$1.79	.36%	$3.54	.71%
Class A -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-1 -- actual return	1,000.00	971.76	5.52	1.11	7.26	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class R-2 -- actual return	1,000.00	972.66	5.27	1.06	7.01	1.41
Class R-2 -- assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.17	1.41
Class R-3 -- actual return	1,000.00	974.90	3.43	.69	5.18	1.04
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.30	1.04
Class R-4 -- actual return	1,000.00	976.04	1.84	.37	3.59	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class R-5 -- actual return	1,000.00	978.21	.30	.06	2.04	.41
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.09	.41
Class R-6 -- actual return	1,000.00	978.17	.10	.02	1.84	.37
Class R-6 -- assumed 5% return	1,000.00	1,025.10	.10	.02	1.89	.37

(1)The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

(2)The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
(3)The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

(4)The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the series2	Principal occupation(s) during past five years

William H. Baribault, 66	2009	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2010	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 65	2007	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2007	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2010	Private investor; former President, Dumbarton Group
Chairman of the Board		LLC (securities industry consulting)
(Independent and
non-Executive)

Merit E. Janow, 53	2007	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2010	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	2010	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2010	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency

Steadman Upham, Ph.D., 62	2010	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and
non-Executive)

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 68	42	None

Margaret Spellings, 54	42	None

Steadman Upham, Ph.D., 62	45	None

Lee A. Ault III and Martin Fenton, trustees of the series since 2007, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the series.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with series	the series2	principal underwriter of the series

John H. Smet, 55	2007	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director,
		The Capital Group Companies, Inc.6

Michael J. Downer, 56	2006	Director, Senior Vice President, Secretary and
President		Coordinator of Legal and Compliance — Capital
		Research and Management Company; Director,
		American Funds Distributors, Inc.;6 Chairman of the
		Board, Capital Bank and Trust Company6

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with series	trustee	Other directorships4 held by trustee

John H. Smet, 55	17	None
Vice Chairman of the Board

Michael J. Downer, 56	10	None
President

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with series	of the series2	principal underwriter of the series

Catherine L. Heron, 64	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and
		Management Company; Senior Vice President and
		General Counsel, Capital Bank and Trust Company;6
		Director, Capital Guardian Trust Company6

Alan N. Berro, 51	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Nicholas J. Grace, 45	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company6

James B. Lovelace, 55	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management
		Company; Director, The Capital Group Companies,
		Inc.6

Wesley K.-S. Phoa, 45	2012	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research Company;6 Senior Vice President, Capital
		International Research, Inc.;6 Vice President, Capital
		Strategy Research, Inc.6

Bradley J. Vogt, 46	2012	Director, Capital Research and Management
Senior Vice President		Company; Chairman, Capital Research Company;6
		Senior Vice President — Capital Research Global
		Investors, Capital Research Company;6 Director,
		American Funds Distributors, Inc.6

Maria T. Manotok, 37	2010	Vice President and Associate Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Associate
		Counsel, The Capital Group Companies, Inc.6

Steven I. Koszalka, 47	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Gregory F. Niland, 40	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 36	2010	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 43	2011	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the series serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-850-1211P

Litho in USA RCG/UNL/9797-S28488

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that William H. Baribault, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$37,000
2011	$58,000

b) Audit-Related Fees:
2010	$2,000
2011	$3,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 (which replaced Statement on Auditing Standards Number 70) issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2010	$30,000
2011	$36,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	$999,000
2011	$1,005,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 (which replaced Statement on Auditing Standards Number 70) issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2010	$13,000
2011	$36,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,447,000 for fiscal year 2010 and $1,641,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 30, 2011